STEIN ROE MUTUAL FUNDS
SEMIANNUAL REPORT
DECEMBER 31, 2000

PHOTO: MONEY

STEIN ROE FIXED INCOME FUNDS

TAXABLE BOND FUNDS

           INTERMEDIATE BOND FUND
           INCOME FUND
           HIGH YIELD FUND

LOGO

STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS. (R)

Contents
-------------------------------------------------------------------------------

From the President................................................     1

   Steve Gibson's thoughts on the markets and investing


Questions & Answers

   Interview with the portfolio manager and a summary
   of investment activity
   Stein Roe Intermediate Bond Fund,
     Class S......................................................     5
   Stein Roe Income Fund, Class S.................................     8
   Stein Roe High Yield Fund, Class S.............................    11


Portfolio of Investments..........................................    14

   A complete list of investments with market values


Financial Statements..............................................    28

   Statements of assets and liabilities, operations and changes in net assets


Notes to Financial Statements.....................................    38


Financial Highlights..............................................    44

   Selected per-share data









                Must be preceded or accompanied by a prospectus.

From the President
-------------------------------------------------------------------------------
To Our Shareholders
After an extended period of unbridled economic growth and nearly a year of interest rate increases, the six-month period ended December 31, 2000 provided a markedly different environment in the bond market. In the second half of 2000, economic indicators began to reflect a slowing in the domestic economy. Housing starts were at their lowest levels in two years. Auto manufacturers announced cuts in production. There were also signs of a decline in consumer and capital spending levels for the period. In this environment of slower economic growth, the bond market stabilized.
   The various sectors of the bond market were impacted by these economic conditions in different ways. Treasury bonds, for instance, posted solid returns as budget surpluses allowed the government to buy back much of its outstanding debt. Most non-Treasury bonds did not fare so well, however. High yield bonds had a particularly difficult time during the period, as investors seemed to shift their interest away from lower-quality investing.
   The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. As always, I thank you for choosing the Stein Roe Taxable Bond Funds and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
February 12, 2001

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

photo:
Stephen E. Gibson

Fund Performance
--------------------------------------------------------------------------------
              Six-Month Cumulative and Average Annual Total Returns
                         Period Ended December 31, 2000

                                       6 MONTHS   1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Stein Roe Intermediate Bond Fund,
Class S                                  6.93%    10.77%     6.40%      7.71%
Lehman Intermediate Government/Credit
Bond Index                               6.68%    10.12%     6.11%      7.36%
Lipper Intermediate Investment Grade
Debt Fund Average (Peer Group)           6.46%     9.78%     5.47%      7.58%
Number of Funds in Peer Group             296       289       153        33

Stein Roe Income Fund, Class S           6.05%     9.82%     5.84%      8.29%
Lehman Intermediate Credit Bond Index 6.58% 9.46% 5.99% 8.07% Lipper Corporate BBB Rated
Debt Fund Average (Peer Group)           5.62%     8.00%     5.24%      8.23%
Number of Funds in Peer Group             163       154       67         22

                                                 6 MONTHS   1 YEAR   LIFETIME1
--------------------------------------------------------------------------------
Stein Roe High Yield Fund, Class S                -9.38%    -11.88%     4.13%
Merrill Lynch High Yield Master II Index          -4.16%    -5.12%      3.77%
Lipper High Current Yield Fund Average
(Peer Group)                                      -7.11%    -8.38%      1.95%
Number of Funds in Peer Group                       385       360        155
--------------------------------------------------------------------------------

1 Stein Roe High Yield Fund, Class S commenced operations on 11/1/96. Index and peer group comparisons are from 10/31/96.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. An expense limitation of 1.00% was in effect for Stein Roe High Yield Fund, Class S for the periods shown. Returns would have been lower without the limitation. Total return includes changes in share price and reinvestment of income and capital gains distributions. Each index shown above is an unmanaged group of fixed-income securities that differs from the composition of each Stein Roe fund; they are not available for direct investment. Source of data: Lipper, Inc., a monitor of mutual fund performance; Bloomberg; and Liberty Funds Distributor, Inc.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment Comparisons
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Growth of a $10,000 Investment  December 31, 1990 through December 31, 2000
-------------------------------------------------------------------------------

Stein Roe Intermediate Bond Fund, Class S

chart:

                              Lipper Intermediate                      Lehman
                                      Investment                      Brothers
            Intermediate               Grade Debt                Intermediate
               Bond Fund                     Fund                  Government/
                 Class S                  Average            Credit Bond Index
12/31/90           10000                    10000                        10000
12/31/91           11510                    11460                        11640
12/31/92           12395                    12282                        12489
12/31/93           13532                    13363                        13795
12/31/94           13187                    13105                        13304
12/31/95           15407                    15111                        15577
12/31/96           16104                    15724                        16070
12/31/97           17600                    16960                        17469
12/31/98           18730                    18387                        18809
12/31/99           18968                    18458                        18582
12/31/00           21012                    20346                        20399

-------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The illustration above assumes a $10,000 investment on December 31, 1990 and the index is an unmanaged group of fixed-income securities that differs from the composition of the fund; it is not available for direct investment. Source of data: Lipper, Inc., a monitor of mutual fund performance; Bloomberg and Liberty Funds Distributor, Inc.







-------------------------------------------------------------------------------
Stein Roe Income Fund, Class S

chart:

                                        Lipper                       Lehman
                                      Corporate                     Brothers
                Income           BBB Rated Debt                Intermediate
                  Fund                     Fund                      Credit
               Class S                  Average                   Bond Index
12/31/90         10000                    10000                        10000
12/31/91         11718                    11661                        11876
12/31/92         12786                    12617                        12947
12/31/93         14496                    14022                        14777
12/31/94         13941                    13652                        14010
12/31/95         16693                    16248                        16955
12/31/96         17498                    16893                        17726
12/31/97         19174                    18309                        19554
12/31/98         19941                    19828                        20737
12/31/99         20186                    19860                        20363
12/3100          22167                    21736                        21001

-------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The illustration above assumes a $10,000 investment on December 31, 1990 and the index is an unmanaged group of fixed-income securities that differs from the composition of the fund; it is not available for direct investment. Source of data: Lipper, Inc., a monitor of mutual fund performance; Bloomberg and Liberty Funds Distributor, Inc.

Investment Comparison
-------------------------------------------------------------------------------

Growth of a $10,000 Investment  November 1, 1996 through December 31, 2000

-------------------------------------------------------------------------------
Stein Roe High Yield Fund, Class S

chart:

                                         Lipper
                                     High Curent                      Merrill
             High Yield                    Yield                        Lynch
                   Fund                     Fund                   HIgh Yield
                Class S                  Average              Master II Index
11/1/96           10000                    10000                        10000
11/30/96          10076                  10200.8                        10201
12/31/96        10271.5                  10583.2                      10285.7
3/31/97         10423.5                  10677.7                      10377.2
6/30/97         11088.5                    11213                      10897.1
9/303/97        11656.2                  11703.1                      11373.3
12/31/97        11898.7                  11987.2                      11649.7
3/31/98         12648.3                  12343.7                      11995.7
6/30/98         12682.5                  12535.6                      12182.8
9/30/98         11873.3                  12009.9                      11672.4
12/31/98        12411.2                  12341.1                      11994.5
3/31/99         13044.1                  12566.8                        12214
6/30/99         13123.7                  12647.9                      12293.4
9/30/99         12882.2                  12480.8                      12131.1
12/31/99          13431                  12650.8                      12296.1
3/31/00         13124.8                  12443.9                      12094.5
6/30/00         13060.5                  12524.8                      12173.1
9/30/00         12702.6                  12606.2                      12252.2
12/31/00        11833.7                    11175                        11667

-------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The illustration above assumes a $10,000 investment on November 1, 1996 and the index is an unmanaged group of fixed-income securities that differs from the composition of the fund; it is not available for direct investment. Source of data: Lipper, Inc., a monitor of mutual fund performance; Bloomberg and Liberty Funds Distributor, Inc.

Questions & Answers
-----------------------------------------------------------------------------

An Interview with Mike Kennedy, Portfolio Manager of Stein Roe Intermediate Bond Fund, Class S and SR&F Intermediate Bond Portfolio

Q: How did the Fund perform during the six-month period ended December 31, 2000?
KENNEDY: The Stein Roe Intermediate Bond Fund, Class S returned 6.93% for the six-month period ended December 31, 2000. This return was slightly above the return of the Fund's benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which returned 6.68% for the same period. The Fund also outperformed its Lipper peer group average, which posted a 6.46% return during the period.

Q: How has the investment environment changed since the end of the last fiscal year?
KENNEDY: In recent months, the bond market has become increasingly sensitive to individual credit problems. Much like equity securities, corporate bond prices have begun to drop dramatically in response to quarterly earnings shortfalls and other events. This has had a negative impact on the investment-grade corporate bond market as well as the high yield market.

Q: What strategies did you employ during the period?
KENNEDY: We increased the average credit quality of our corporate bond holdings during the period, in an effort to limit our exposure to the troubled high yield sector. Unfortunately, our overweighted position in investment grade corporate bonds did not help performance, as this sector saw extremely weak returns during the period relative to Treasury securities.

sidebar:

                                    Fund Data
   Investment Objective:
   Seeks its total return by pursuing current income and opportunities for capital preservation. The Fund invests all of its assets in SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in a diversified portfolio of marketable debt securities. The dollar-weighted average life of its portfolio is expected to be between three and 10 years.

   Fund Inception:
   December 5, 1978

   Net Assets:
   $451.6 million

   artwork: compass rose

   photo: Mike Kennedy

Questions & Answers Continued
-------------------------------------------------------------------------------



Q: What is your outlook for the months ahead?
KENNEDY: Our outlook for the remainder of the fiscal year is quite optimistic. We feel that current market prices have been discounted to reflect the risk of a recession, providing an excellent opportunity for investors who are willing to take credit risk. We anticipate the Federal Reserve Board will continue its easing of interest rates during the first half of the year, which would provide badly needed liquidity in the bond market. We believe the Fund is well positioned for this environment.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions. Portfolio holdings are as of 12/31/00, and are subject to change.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.

Source of Lipper data: Lipper, Inc.

Portfolio Highlights
-------------------------------------------------------------------------------

                        SR&F Intermediate Bond Portfolio
                            Securities Type Breakdown

                                                PORTFOLIO          PORTFOLIO
                                                12/31/00            6/30/00
-------------------------------------------------------------------------------
Corporate Bonds                                    72.4%               66.0%
Mortgage-Backed Securities                         13.8                15.5
Asset-Backed Securities                             7.9                 8.5
Foreign Securities                                  4.2                 5.0
U.S. Treasury Securities                            1.0                 4.1
Cash & Equivalents                                  0.7                 0.9
-------------------------------------------------------------------------------
Total Investments                                 100.0%              100.0%

Portfolio Statistics

                                                PORTFOLIO          PORTFOLIO
                                                12/31/00            6/30/00
-------------------------------------------------------------------------------
Adjusted Duration                               4.7 years           5.0 years
Average Weighted Life                           8.6 years           9.1 years
Average Weighted Coupon                           7.91%              7.86 %


2 pie charts

-------------------------------------------------------------------------------
                                    Maturity
      As of 12/31/00                                        As of 6/30/00
               14.3%         Greater than 20 Years                  15.6%
                6.1%              10-20 Years                        8.4%
               43.3%              5-10 Years                        45.3%
               34.7%               1-5 Years                        28.4%
                1.6%           Less than 1 Year                      2.3%


-------------------------------------------------------------------------------
                                     Quality

      As of 12/31/00                                        As of 6/30/00
               11.5%             BB and Below                        9.9%
               24.2%                  BBB                           27.5%
               33.7%                   A                            26.8%
                8.4%                  AA                             8.1%
               22.2%                  AAA                           27.7%

Questions & Answers
-------------------------------------------------------------------------------

An Interview with Steve Lockman, Portfolio Manager of Stein Roe Income Fund, Class S and SR&F Income Portfolio*


Q: How did the Fund perform during the six-month period ended December 31, 2000?

LOCKMAN: The Stein Roe Income Fund, Class S produced a total return of 6.05% for the six-month period ended December 31, 2000. This return was slightly below the return of the Fund's benchmark, the Lehman Brothers Intermediate Credit Bond Index, which posted a 6.58% return for the same period. However, the Fund outperformed its Lipper peer group average, which returned 5.62% for the period.

Q: What factors caused the Fund to underperform during the period?

LOCKMAN: The Fund's underperformance for the period is largely the result of our investment strategy which focuses heavily on corporate bonds, including high yield issues. The U.S. corporate bond market was weak relative to Treasury bonds during the period as concerns about a potential recession pushed investors to move into Treasuries. The Fund's high level of exposure to the high yield sector of the market had a negative impact on performance, as high yield investing was out of favor throughout most of the period.

Q: How has the investment environment changed since the end of the last fiscal year?

LOCKMAN: In recent months, the bond market has become increasingly sensitive to individual credit problems. Much like equity securities, a company's bond prices may drop dramatically in response to quarterly earnings shortfalls and other events. This has had a negative sidebar:

                                    Fund Data
   Investment Objective:
   Seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation. The Fund invests all of its assets in SR&F Income Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in medium- or higher-quality debt securities and, to a lesser extent, lower-quality securities, which may involve greater credit and other risks.

   Fund Inception:
   March 5, 1986

   Net Assets:
   $236.2 million

   artwork: compass rose

   photo: Steve Lockman

Questions & Answers Continued
-------------------------------------------------------------------------------

impact on the corporate bond market, especially the high yield portion of the market.

Q: What were your strategies during the period?

LOCKMAN: We attempted to improve performance by managing the Fund's duration, a measure of a portfolio's sensitivity to changes in interest rates. The shorter the duration, the less the Fund's value is impacted by interest rate fluctuations, and vice versa. During the period, the economy began to slow and interest rate increases were put on hold. In response to this development, we extended the Fund's duration in order to capture more price appreciation as interest rates declined.

Q: What is your outlook for the remainder of the fiscal year?

LOCKMAN: Our outlook for the months to come is quite optimistic. Yield spreads between high yield bonds and Treasury bonds are at historically wide levels, which means investors are being well compensated for taking on credit risk. High yield bonds are extremely attractive, with the average price of high yield bonds well below par value.
   Already, the slowing of the economy has prompted the Fed to reduce interest rates once, and there is reason to believe that further rate cuts may be forthcoming. Declining interest rates would provide badly needed liquidity in the bond market, as well as increasing investors' willingness to take on credit risk. This could be the catalyst for a rally in the high yield bond market. The Fund is well positioned for such an environment with its overweighted position in high yield bonds.

* As of December 2000, Michael T. Kennedy took over as the Portfolio Manager of Stein Roe Income Fund, Class S. Mr. Kennedy is a senior vice president of Stein Roe & Farnham. The views expressed in this report reflect the opinions of both Mr. Lockman and Mr. Kennedy.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions. Portfolio holdings are as of 12/31/00, and are subject to change.

  Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Intermediate Corporate Bond Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.

  Source of Lipper data: Lipper, Inc.

Portfolio Highlights
-------------------------------------------------------------------------------
                              SR&F Income Portfolio
                            Securities Type Breakdown
                                                PORTFOLIO          PORTFOLIO
                                                12/31/00            6/30/00
-------------------------------------------------------------------------------
Financial                                          32.6%               32.8%
Industrial                                         16.3                18.0
Media/Communications                                8.6                10.0
Consumer Noncyclical                                9.2                 8.4
Foreign Sovereign                                   6.1                 6.9
Utilities                                           9.2                 8.9
Energy                                              6.8                 7.1
Consumer Cyclical                                   6.2                 6.4
Technology                                          1.4                 1.5
Other                                               3.6                  --
-------------------------------------------------------------------------------
Total Investments                                 100.0%              100.0%

                              Portfolio Statistics

                                                PORTFOLIO          PORTFOLIO
                                                12/31/00            6/30/00
-------------------------------------------------------------------------------
Adjusted Duration                               5.3 years           5.6 years
Average Weighted Maturity                      11.0 years          11.9 years
Average Weighted Coupon                           8.32%               8.35%


2 pie charts

-------------------------------------------------------------------------------
                                    Maturity
  As of 12/31/00                                            As of 6/30/00
           20.1%             Greater than 20 Years                  20.8%
            9.4%                  10-20 Years                        9.6%
           29.2%                  5-10 Years                        38.6%
           36.4%                   1-5 Years                        25.9%
            4.9%               Less than 1 Year                      5.1%


-------------------------------------------------------------------------------
                                     Quality

  As of 12/31/00                                            As of 6/30/00
            0.8%                 CCC/Not Rated                       5.3% *
           27.1%                    BB & B                          28.2%
           30.0%                      BBB                           29.4%
           29.7%                       A                            22.9%
           12.4%                   AAA & AA                         14.2%
                                                           *Includes Cash

Industry sectors in the following financial statements are based upon the standard industrial classification (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

Questions & Answers
-------------------------------------------------------------------------------

An Interview with Steve Lockman, Portfolio Manager of Stein Roe High Yield Fund, Class S and SR&F High Yield Portfolio*


Q: How did the Fund perform during the period?

LOCKMAN: For the six-month period ended December 31, 2000, the Stein Roe High Yield Fund, Class S had a total return of negative 9.38%. The Fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index, which returned negative 4.16% for the same period. The Fund's underperformance is partly due to our exposure in the telecommunications sector, particularly Internet infrastructure-related companies. Additionally, the Fund was negatively impacted by certain company-specific adverse credit events.

Q: What caused Fund's negative performance during the last six months?

LOCKMAN: The Fund's disappointing performance is largely the result of extremely difficult conditions in the high yield market. The Federal Reserve Board ended its year-long course of interest rate increases in the second half of 2000, as economic indicators suggested that growth was beginning to slow. This prompted a rally in many sectors of the bond market, but high yield bonds were not able to benefit much from this recovery. Instead, investors seemed to shift their interest away from lower-quality bonds during the six-month period, and high yield prices declined significantly. Additionally, concerns over a slowing economy and earnings disappointments contributed to the overall weakness in the high yield market.
   Other significant factors in the underperformance of the high yield market were rising default rates and an increase in the number of credit downgrades. Trading liquidity was significantly impaired, partly due to the consolidation of some of the largest bond market underwriters. In sidebar:

                                    Fund Data
   Investment Objective:
   Seeks its total return by investing for a high level of current income and capital appreciation. The Fund invests all of its assets in SR&FHigh Yield Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in high-yield, high-risk debt securities.

   Fund Inception:
   November 1, 1996

   Net Assets:
   $19.4 million

   artwork: compass rose

Questions & Answers Continued
-------------------------------------------------------------------------------


addition, a weak equity market and the high degree of outflows from high yield funds throughout the year created selling pressure in the high yield market.

Q: What types of strategies did you employ in this market environment?

LOCKMAN: Volatility in the bond market caused us to turn our attention to factors within our control. We improved the credit quality of the portfolio, increasing our weighting in BB-rated bonds from 13.8% to 26.4%. We also decreased our exposure to the telecommunications sector, including cable, media and Internet infrastructure holdings. This sector posted poor returns across the board, so this move helped to limit the negative impact of these holdings.

Q: What is your outlook for the remainder of the fiscal year?

LOCKMAN: Our outlook for the high yield market is very optimistic. With yield spreads between high yield bonds and Treasuries at historically wide levels, investors are being compensated for a very high level of credit risk. The average price of high yield bonds is also greatly discounted (averaging approximately 20% below par value), which provides an opportunity for capital appreciation and a cushion against future declines.
   Signs of recovery began to surface in early December. The slowing of the economy has prompted the Fed to reduce interest rates twice already, and there is reason to believe that further rate cuts may be forthcoming. Declining interest rates benefit the bond markets by adding liquidity, and easing of Federal Reserve policy is particularly good for high yield bonds.

* As of December 2000, Jeffrey M. Martin took over as the Portfolio Manager of Stein Roe High Yield Fund, Class S. Mr. Martin is a vice president and senior analyst of Stein Roe & Farnham. The views expressed in this report reflect the opinions of both Mr. Lockman and Mr. Martin.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions. Portfolio holdings are as of 12/31/00, and are subject to change.

     Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.

Portfolio Highlights
-------------------------------------------------------------------------------

                            SR&F High Yield Portfolio
                             Top 5 Sector Breakdown

                                                PORTFOLIO          PORTFOLIO
                                                12/31/00            6/30/00
-------------------------------------------------------------------------------
Telecommunications                                 19.5%               31.8%
Health care                                         9.9                 7.3
Gaming                                              5.3                 5.4
Entertainment                                       4.6                 2.0
Utilities                                           4.6                 1.2

                              Portfolio Statistics

                                                PORTFOLIO          PORTFOLIO
                                                12/31/00            6/30/00
-------------------------------------------------------------------------------
Adjusted Duration                               4.4 years           4.8 years
Average Weighted Maturity                       7.0 years           7.5 years
Average Weighted Coupon                           9.25%               8.77%


-------------------------------------------------------------------------------
                                    Maturity
  As of 12/31/00                                             As of 6/30/00
            2.0%              Greater than 10 Years                   9.4%
           86.7%                   5-10 Years                        76.7%
            3.5%                    1-5 Years                         5.5%
            7.8%                Less than 1 Year                      8.4%


-------------------------------------------------------------------------------
                                     Quality

  As of 12/31/00                                             As of 6/30/00
            4.2%                       BBB                            8.7%
           59.9%                        B                            65.2%
           26.4%                       BB                            13.8%
            9.2%                 CCC/Not Rated*                       9.8%
            0.3%                      Other                           2.5%
                                 *Includes Cash

Industry sectors in the following financial statements are based upon the standard industrial classification (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------



December 31, 2000, (All amounts in thousands)
(Unaudited)
BOND & NOTES - 97.4%
CORPORATE FIXED INCOME BONDS & NOTES - 72.4%                   Par         Value
-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 19.5%
   DEPOSITORY INSTITUTIONS - 4.6%
   Citicorp., 8.040% 12/15/2019 (a)..................      $ 9,000       $ 9,146
   GS Escrow Corp., 7.000% 08/01/03..................        3,000         2,888
   Merita Bank Ltd., 7.150% 09/11/49 (a).............        5,400         5,392
   Sovereign Bancorp, Inc., 10.500% 11/15/06.........        2,750         2,667
                                                                        --------
                                                                          20,093
   FINANCIAL SERVICES - 4.6%
   LaBranche & Co., Inc., 12.000% 3/1/2007...........        3,300         3,465
   TPSA Finance BV, 7.750% 12/10/2008 (a)............        6,000         5,740
   Unicredito Italian Capital Trust, 9.200% 10/29/49 (a)     5,000         5,108
   Zurich Capital Trust, 8.376% 6/1/2037 (a).........        6,130         5,975
                                                                        --------
                                                                          20,288
   HOLDING & OTHER INVESTMENT OFFICES - 4.5%
   Applied Global Finance Ltd., 9.727% 10/04/01......        1,000         1,030
   Federal Realty Investment Trust, 6.625% 12/01/05..        2,750         2,626
   First Industrial, L.P., 7.600% 07/15/28...........        1,250         1,095
   HSBC Holdings plc:
      9.547% 12/31/2049 (a)..........................        4,500         4,945
      10.176% 12/31/2049 (a).........................        5,000         5,765
   Meditrust Cos., 7.820% 09/10/26...................        1,700         1,394
   SUSA Partnership, L.P., 7.125% 11/01/03...........        3,250         3,228
                                                                        --------
                                                                          20,083
   INSURANCE CARRIERS - 2.2%
   Florida Windstorm Underwriting Assoc.,
      7.125% 2/25/2019 (a) ..........................        2,375         2,277
   Prudential Insurance Co. of America,
      7.650% 7/1/2007 (a) ..........................         7,250         7,401
                                                                        --------
                                                                           9,678
   NONDEPOSITORY CREDIT INSTITUTIONS - 1.9%
   Countrywide Home Loans, Inc., 6.850% 06/15/04.....        5,000         4,988
   KBC Bank Fund Trust III, 9.860% 11/29/2049 (a)....        3,000         3,226
                                                                        --------
                                                                           8,214
   SECURITY BROKERS & DEALERS - 1.7%
   Broad Index Secured Trust Offering, Series 1997 1A, Class B,
      9.500% 12/31/2002..............................        3,000         2,674
   Diversified REIT Trust, Series 1999-1A, Class C,
      6.780% 3/18/2011 (a)...........................        5,000         4,845
                                                                        --------
                                                                           7,519
MANUFACTURING - 12.6%
   CHEMICALS & ALLIED PRODUCTS - 1.1%
   Eastman Chemical Co., 7.625% 06/15/24.............        5,000         4,995
                                                                        --------

   ELECTRONIC & ELECTRICAL EQUIPMENT - 2.3%
   Citizens Utilities Co., 7.000% 11/01/25...........        6,500         5,083
   Raytheon Co., 8.300% 3/1/2010.....................        4,475         4,872
                                                                        --------
                                                                           9,955
   MACHINERY & COMPUTER EQUIPMENT - 1.4%
   Baker Hughes, Inc., 6.875% 1/15/2029..............        6,250         6,018
                                                                        --------

   MEASURING & ANALYZING INSTRUMENTS - 1.2%
   UnitedHealthcare Group, 7.500% 11/15/05...........        5,295         5,438
                                                                        --------

SR&F Intermediate Bond Portfolio
------------------------------------------------------------------------------

Continued
                                                               Par         Value
-------------------------------------------------------------------------------
MANUFACTURING - CONT.
   MISCELLANEOUS MANUFACTURING - 3.1%
   PDVSA Finance Ltd., Series 1-A, 7.400% 08/15/16...      $ 2,500       $ 1,991
   Spear Leeds & Kellogg L.P., 8.250% 08/15/05 (a)...        6,000         6,409
   UBS Preferred Funding Trust I, 8.622% 12/31/49....        5,000         5,248
                                                                        --------
                                                                          13,648
   PRINTING & PUBLISHING - 1.6%
   Viacom, Inc.:
      7.700% 07/30/10................................        4,600         4,828
      7.875% 07/30/30................................        2,000         2,058
                                                                        --------
                                                                           6,886
   RUBBER & PLASTIC - 0.8%
   Burlington North Santa Fe, 7.125% 12/15/10........        3,500         3,568
                                                                        --------

   TOBACCO PRODUCTS - 1.1%
   UST, Inc., 8.800% 03/15/05........................        5,000         4,995
                                                                        --------

MINING & ENERGY - 7.4%
   METAL MINING - 1.0%
   Freeport-McMoran Copper & Gold, Inc., 7.500% 11/15/06     2,700         1,566
   PT Alatief Freeport Financial Corp., 9.750% 04/15/01      2,900         2,726
                                                                        --------
                                                                           4,292
   OIL & GAS EXTRACTION - 5.2%
   Gulf Canada Resources Ltd., 8.375% 11/15/05.......        5,000         5,243
   Noble Drilling Corp., 7.500% 03/15/19.............        5,310         5,349
   Pemex Project Funding Master Trust, 9.125% 10/13/10 (a)   2,250         2,233
   YPF SA:
      7.500% 10/26/02................................        1,738         1,731
      10.000% 11/02/28...............................        2,000         2,056
   Yosemite Securities Trust I, 8.250% 11/15/2004 (a)        6,000         6,212
                                                                        --------
                                                                          22,824
   OIL & GAS FIELD SERVICES - 1.2%
   Tosco Corp., 8.125% 2/15/2030.....................        4,900         5,264
                                                                        --------

RETAIL TRADE - 6.5%
   GENERAL MERCHANDISE STORES - 1.8%
   Buhrmann US, Inc., 12.250% 11/01/09...............        3,000         3,000
   The May Department Stores Co., 7.900% 10/15/07....        5,000         5,166
                                                                        --------
                                                                           8,166
   MISCELLANEOUS RETAIL - 4.7%
   Koninklijke KPN NV, 7.500% 10/01/05...............        4,250         4,121
   MMI Capital Trust I, 7.625% 12/15/27..............        5,415         4,721
   Price/Costco, Inc., 7.125% 06/15/05...............        5,250         5,392
   Royal & Sun Alliance Insurance Group plc,
     8.950% 10/15/2029 (a) ..........................        6,375         6,437
                                                                        --------
                                                                          20,671
SERVICES - 6.2%
   AMUSEMENT & RECREATION - 0.7%
   Prime Hospitality Corp., 9.250% 01/15/06..........        2,950         2,957
                                                                        --------

   BUSINESS SERVICES - 0.7%
   FedEx Corp., Series A1, 7.530% 09/23/06...........        3,111         3,180
                                                                        --------

SR&F Intermediate Bond Portfolio
------------------------------------------------------------------------------

Continued
                                                               Par         Value
-------------------------------------------------------------------------------
SERVICES - CONT.
   HEALTH SERVICES - 2.0%
   HCA-The Healthcare Co., 8.750% 09/01/10...........      $ 4,600       $ 4,842
   Tenet Healthcare Corp., 7.875% 01/15/03...........        4,000         4,020
                                                                        --------
                                                                           8,862
   HOTELS, CAMPS & LODGING - 2.8%
   MGM Mirage, Inc., 8.500% 09/15/10.................        7,000         7,221
   Marriott International, Inc., 7.875% 09/15/09.....        5,000         5,211
                                                                        --------
                                                                          12,432
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 19.3%
   AIR TRANSPORTATION - 5.1%
   Air 2 US, 8.027% 10/01/19 (a).....................        5,338         5,570
   Delta Air Lines, Inc.:
      7.570% 11/18/10................................        4,250         4,406
      7.779% 11/18/05................................        6,250         6,469
   United Airlines, Inc.:
      7.783% 01/01/14................................        3,000         3,142
      9.200% 03/22/08................................        2,763         3,018
                                                                        --------
                                                                          22,605
   CABLE - 2.1%
   CSC Holdings, Inc., 7.875% 02/15/18...............        4,250         3,993
   Marconi Corp. plc, 8.375% 09/15/30................        6,000         5,468
                                                                        --------
                                                                           9,461
   COMMUNICATIONS - 0.7%
   PDVSA Finance Ltd., Series 1999 F, 8.750% 02/15/04        2,849         2,863
                                                                        --------

   ELECTRIC, GAS & SANITARY SERVICES - 0.6%
   CMS Energy Corp., 9.875% 10/15/07.................        2,500         2,613
                                                                        --------

   ELECTRIC SERVICES - 6.5%
   AES Eastern Energy, L.P. 9.670% 01/02/29..........        1,750         1,795
   Endesa-Chile Overseas Co., 8.500% 04/01/09........        6,000         6,101
   Israel Electric Corp., Ltd., 7.750% 03/01/09 (a)..        8,500         8,442
   Niagara Mohawk Power Corp., 8.875% 05/15/07.......        8,000         8,691
   Oglethorpe Power Corp., 6.974% 6/30/2011..........        3,476         3,458
                                                                        --------
                                                                          28,487
   TELECOMMUNICATION - 2.7%
   Frontier Corp., 7.250% 05/15/04...................        7,000         6,417
   ING Capital Funding Trust III, 8.439% 12/31/49....        5,500         5,591
                                                                        --------
                                                                          12,008
   TRANSPORTATION SERVICES - 1.6%
   Louisiana-Pacific Corp., 8.500% 08/15/05..........        5,000         5,120
   Stagecoach Holdings plc, 8.625% 11/15/09..........        2,075         1,943
                                                                        --------
                                                                           7,063
WHOLESALE TRADE - 0.9%
   NONDURABLE GOODS - 0.9%
   Lilly Del Mar, Inc., 7.717% 08/01/29 (a)..........        3,750         3,865
                                                                        --------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES
   (cost of $314,903)................................                    318,991
                                                                        --------
-------------------------------------------------------------------------------

SR&F Intermediate Bond Portfolio
-------------------------------------------------------------------------------

Continued
                                                               Par         Value
-------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS - 11.2%
-------------------------------------------------------------------------------
   U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.0%
   Federal Home Loan Mortgage Association,
      12.000% 07/01/20...............................      $ 1,216      $  1,369
                                                                        --------

   Federal National Mortgage Association:
      6.000% 04/01/09-03/01/24.......................       14,662        14,488
      6.500% 10/01/28................................        5,988         5,906
      8.500% 04/01/01 ...............................           71            73
      9.250% 03/25/18................................        1,230         1,337
                                                                        --------
                                                                          21,804
   Government National Mortgage Association:
      6.625% 07/20/2025 ARM..........................        1,115         1,125
      8.000% 02/15/08................................        1,984         2,051
      9.000% 06/15/16-10/15/16.......................          156           162
                                                                        --------
                                                                           3,338
   U.S. Treasury Notes:
      6.125% 08/15/29 (b)............................        2,200         2,393
      5.750% 11/15/05................................        2,000         2,065
                                                                        --------
                                                                           4,458
   FOREIGN GOVERNMENT & AGENCY OBLIGATIONS - 4.2%
   Korea Development Bank, 7.125% 04/22/04...........        3,240         3,206
   Philippines (Rep), 10.625% 03/16/25...............        3,000         2,434
   State of Qatar:
      9.500% 5/21/2009 (a)...........................        3,500         3,714
      9.750% 6/15/2030 (a)...........................        5,000         5,071
   United Mexican States, 9.875% 02/01/10............        3,500         3,771
                                                                        --------
                                                                          18,196
                                                                         -------
TOTAL GOVERNMENT OBLIGATIONS
   (cost of $48,778).................................                     49,165
                                                                        --------
-------------------------------------------------------------------------------
NONAGENCY MORTGAGE-BACKED SECURITIES & ASSET-BACKED SECURITIES - 13.8%
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 7.9%
   Asset Securitization Corp., Series 1997-D5, Class A1C,
      6.750% 02/14/41................................        6,500         6,598
   Cigna CBO 1996-1 Ltd., Series 1996-1, Class A2,
      6.460% 11/15/2008 (a)..........................        5,000         5,088
   First Boston Mortgage Securities Corp., Series 1993-H1,
      Class A-O, 2.108% 09/28/13.....................        1,168             6
   Green Tree Home Improvement Loan Trust, Series 1994-A,
      Class A, 7.050% 03/15/14.......................          557           548
   JP Morgan Commercial Mortgage Finance Corp., Series 1999-C8,
      Class A2, 7.400% 07/15/31......................       10,000        10,616
   LB Commercial Conduit Mortgage Trust, Series 1998-C4,
      Class A1B, 6.210% 10/15/08.....................       10,000         9,611
   Option One Mortgage Securities Corp., Series 1999-B,
      Class 2A, 9.660% 03/26/29......................        2,574         2,543
                                                                        --------
                                                                          35,010
MORTGAGE-BACKED SECURITIES - 5.9%
   American Mortgage Trust, Series 1993-3, 8.190% 09/27/22   1,261         1,135
   GS Mortgage Securities Corp., Series 1998-3, Class A,
      7.750% 09/20/27 (a)............................        5,102         5,185
   Kidder Peabody Acceptance Corp., Series 1994-C3, Class A2,
      8.500% 04/01/07................................        2,084         2,193

SR&F Intermediate Bond Portfolio
------------------------------------------------------------------------------

Continued
                                                               Par         Value
------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - (CONTINUED)
   Mellon Residential Funding Corp., Series 1998-TBC1,
      Class A3, 5.610% 10/25/28......................      $ 4,500       $ 4,461
   Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
      Class A3, 7.059% 12/26/25......................        4,000         4,108
   Merrill Lynch Trust, Series 20, Class D,
      8.000% 12/20/18................................          945           977
   Nomura Asset Securities Corp., Series 1996-MD5,
      Class A1B, 7.120% 04/13/36.....................        3,000         3,014
   PNC Mortgage Securities Corp., Series 1996-1, Class A5,
      7.500% 06/25/26................................        3,269         3,350
   Structured Asset Securities Corp.:
      Series 1996-CFL, Class X1, 1.525% 02/25/28.....       22,930         1,330
      Series 1996-CFL, Class C, 6.525% 02/25/28......           18            18
                                                                         -------
                                                                          25,771
                                                                         -------
TOTAL NONAGENCY MORTGAGE-BACKED SECURITIES & ASSET-BACKED SECURITIES
   (cost of $59,964).................................                     60,781
                                                                         -------
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.7%
-------------------------------------------------------------------------------
   UBS Finance Corp. 6.500% (c) 01/02/01 (cost of $3,174)    3,175         3,174
                                                                         -------
------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost of $426,819) (d)............................                    432,111
                                                                         -------
OTHER ASSETS & LIABILITIES, NET - 1.9%...............                      8,457
                                                                         -------
NET ASSETS - 100.0%..................................                   $440,568
                                                                         =======
-------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------

(a) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At December 31, 2000, the aggregate amortized value of the Portfolio's private placement securities was $118,046 which represented 26.8% of net assets.

(b) This security, or a portion thereof, with a total market value of $54,918 is being used to collateralize short futures contracts.

(c)  Rate represents yield at time of purchase.

(d) At December 31, 2000, the cost of investments for federal tax and book purposes is $426,819.

Short futures contracts open at December 31, 2000:

                             Par value                         Unrealized
                            covered by       Expiration       depreciation
             Type            contracts          month          at 12/31/00
          -----------       ----------       ----------        ----------

         Treasury Bond        20,900            March            $  447
         Treasury Note        31,600            March             1,129
                                                                 ------
                                                                 $1,576
                                                                 ------


See accompanying Notes to Financial Statements.

SR&F Income Portfolio
--------------------------------------------------------------------------------

December 31, 2000, (All amounts in thousands)
(Unaudited)

CORPORATE BONDS - 89.2%                                        Par         Value
--------------------------------------------------------------------------------
CONSTRUCTION - 1.2%
   BUILDING CONSTRUCTION - 1.2%
   Beazer Homes USA, Inc. 8.875% 04/01/08............      $ 3,000       $ 2,745
                                                                         -------

FINANCE, INSURANCE & REAL ESTATE - 29.7%
   DEPOSITORY INSTITUTIONS - 11.1%
   Abbey National Capital Trust 8.963% 12/29/49......        2,500         2,589
   Citicorp 8.040% 12/15/19 (a)......................        4,000         4,065
   Credit Suisse First Boston London 7.900% 12/15/26 (a)     3,500         3,387
   Deutsche Bank Capital Funding Trust 7.872% 12/29/49 (a)   3,000         2,946
   GS Escrow Corp. 7.125% 08/01/05...................        3,000         2,821
   Merrill Lynch Bank & Trust Co. Cayman Islands
   8.390% 08/01/01 (a)..............................         3,000         3,027
   Sovereign Bancorp, Inc., 10.500% 11/15/06.........        1,500         1,455
   Swiss Bank Corp. 7.375% 07/15/15..................        4,000         4,022
   The Export-Import Bank of Korea 6.375% 02/15/06...        2,000         1,910
                                                                         -------
                                                                          26,222
   FINANCIAL SERVICES - 4.8%
   ACE Capital Trust II 9.700% 04/01/30..............        5,000         5,329
   LaBranche & Co., Inc. 12.000% 03/01/07 (a)........        2,000         2,100
   Orion Power Holdings, Inc. 12.000% 05/01/10 (a) ..        1,000         1,085
   TPSA Finance BV 7.750% 12/10/08 ..................        3,000         2,870
                                                                         -------
                                                                          11,384
   HOLDING & OTHER INVESTMENT OFFICE - 8.5%
   American Health Properties, Inc. 7.050% 01/15/02..        3,000         2,964
   CarrAmerica Realty Corp. 7.200% 07/01/04..........        3,000         3,007
   First Industrial, LP 7.600% 07/15/28..............        1,250         1,095
   HSBC Holdings PLC 9.547% 12/31/49 (a).............        2,500         2,747
   Storage USA Partnership, LP 7.125% 11/01/03.......        3,000         2,979
   The Prudential Property Separate Account
   6.625% 04/01/09 (a)...............................        3,000         2,838
   TriNet Corporate Realty Trust, Inc. 7.300% 05/15/01       4,500         4,407
                                                                         -------
                                                                          20,037
   INSURANCE CARRIERS - 2.5%
   Florida Windstorm Underwriting Assoc.
   7.125% 02/25/19 (a)...............................        2,000         1,918
   The Prudential Property Investment Separate Account
      7.125% 07/01/07 (a)............................        4,000         3,926
                                                                         -------
                                                                           5,844
   NONDEPOSITORY CREDIT INSTITUTIONS - 0.9%
   KBC Bank Fund Trust III 9.860% 11/29/49 (a).......        2,000         2,151
                                                                         -------

   REAL ESTATE - 0.8%
   Property Trust of America 6.875% 02/15/08.........        2,000         1,951
                                                                         -------

   SECURITY BROKERS & DEALERS - 1.1%
   Bristro Trust Offering, Series 1997-1A, Class B
   9.500% 12/31/02 (a)...............................        3,000         2,674
                                                                         -------

MANUFACTURING - 12.8%
   CHEMICALS & ALLIED PRODUCTS - 2.1%
   Eastman Chemical Co. 7.625% 06/15/24..............        3,000         2,997
   Lyondell Petroleum Co. 9.750% 09/04/03 (a)........        2,000         2,022
                                                                         -------
                                                                           5,019

SR&F Income Portfolio Continued
--------------------------------------------------------------------------------

                                                               Par         Value
--------------------------------------------------------------------------------
MANUFACTURING - CONT.
   ELECTRONIC & ELECTRICAL EQUIPMENT - 1.6%
   Citizens Utilities Co. 7.00% 11/01/25.............      $ 3,000       $ 2,346
   L-3 Communications Corp. 10.375% 05/01/07.........        1,500         1,545
                                                                         -------
                                                                           3,891
   FOOD & KINDRED PRODUCTS - 3.0%
   Coca-Cola Bottling Co. Consolidated,
     Series A 8.560% 02/26/02........................        2,000         2,046
   ConAgra, Inc. 7.875% 09/15/10.....................        1,500         1,608
   PanAmerica Beverages, Inc. 7.250% 07/01/09........        2,000         1,783
   Pepsi-Gemex SA 9.750% 03/30/04....................        1,500         1,515
                                                                         -------
                                                                           6,952
   MACHINERY & COMPUTER EQUIPMENT - 0.9%
   Cincinnati Milacron, Inc., Note 8.375% 03/15/04...        2,000         2,017
                                                                         -------

   MISCELLANEOUS MANUFACTURING - 3.5%
   PDVSA Finance Ltd., Series 1-A, Class-4
   7.400% 08/15/16...................................        2,500         1,991
   Spear Leeds & Kellogg LP 8.250% 08/15/05..........        6,000         6,409
                                                                         -------
                                                                           8,400
   TOBACCO PRODUCTS - 1.3%
   US Tobacco, Inc. 8.800% 03/15/05..................        3,000         2,997
                                                                         -------

   TRANSPORTATION EQUIPMENT - 0.4%
   Derlan Manufacturing, Inc. 10.000% 01/15/07.......        1,019           950
                                                                         -------

MINING & ENERGY - 9.0%
   METAL MINING - 1.0%
   PT Alatief Freeport Financial Corp
   9.750% 04/15/01...................................        2,500         2,350
                                                                         -------

   OIL & GAS EXTRACTION - 6.9%
   Husky Oil Ltd. 8.900% 08/15/28....................        3,000         3,030
   Noble Drilling Corp. 7.500% 03/15/19..............        3,500         3,526
   Pemex Project Funding Master Trust
   9.125% 10/13/10 (a)...............................          750           744
   Pinnacle Partners 8.830% 08/15/04.................        2,750         2,842
   Premier Parks, Inc. 9.750% 01/15/07...............          750           748
   YPF Sociedad Anonima 7.500% 10/26/02..............        2,175         2,166
   Yosemite Securities Trust I 8.250% 11/15/04 (a)...        3,000         3,106
                                                                         -------
                                                                          16,162
   OIL & GAS FIELD SERVICES - 1.1%
   Tosco Corp. 8.125% 02/15/30.......................        2,400         2,578
                                                                         -------

RETAIL TRADE - 2.5%
   GENERAL MERCHANDISE STORES - 1.3%
   Buhrmann US, Inc. 12.250% 11/01/09................        3,000         3,000
                                                                         -------

MISCELLANEOUS RETAIL - 1.2%
   Royal KPN NV 8.375% 01/01/30......................          775           689
   MMI Capital Trust I 7.625% 12/15/27...............        2,500         2,180
                                                                         -------
                                                                           2,869
SERVICES - 11.6%
   BUSINESS SERVICES - 1.3%
   DynCorp, Inc. 9.500% 03/01/07.....................        1,000           810
   Iron Mountain, Inc. 10.125% 10/01/06..............        2,000         2,070
   NationsRent, Inc. 10.375% 12/15/08................          500           190
                                                                         -------
                                                                           3,070

SR&F Income Portfolio Continued
--------------------------------------------------------------------------------

                                                               Par         Value
--------------------------------------------------------------------------------
SERVICES - CONT.
   HEALTH SERVICES - 1.9%
   HCA-The Healthcare Co. 8.750% 09/01/10............      $ 1,550       $ 1,631
   Universal Health Services, Inc. 8.750% 08/15/05...        2,800         2,800
                                                                         -------
                                                                           4,431
   HOTELS, CAMPS & LODGING - 7.1%
   Hyatt Equities LLC 7.000% 05/15/02 (a)............        5,000         5,019
   MGM Mirage, Inc. 8.500% 09/15/10..................        3,000         3,095
   Marriott International, Inc. 6.875% 11/15/05......        5,000         5,011
   Prime Hospitality Corp. 9.750% 04/01/07...........        3,500         3,518
                                                                         -------
                                                                          16,643
   OTHER SERVICES - 1.3%
   ERAC USA Finance Co. 8.250% 05/01/05 (a)..........        3,000         3,073
                                                                         -------

TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS &SANITARY SERVICES - 21.0%
   AIR TRANSPORTATION - 4.3%
   Air 2 US, 1999-A 8.027% 10/01/19 (a)..............        2,693         2,811
   American Airlines, Inc., Pass Through
      Certificates, Series 91-A
      9.710% 01/02/07................................        2,349         2,511
   Continental Airlines, Inc., Pass Through
      Certificates, Series 97-CI
      7.420% 04/01/07................................          888           886
   Delta Air Lines, Inc. 7.779% 11/18/05.............        3,750         3,881
                                                                         -------
                                                                          10,089
   CABLE - 2.0%
   CSC Holdings, Inc. 7.875% 02/15/18................        3,750         3,523
   Continental Cablevision, Inc. 8.875% 09/15/05.....        1,200         1,279
                                                                         -------
                                                                           4,802
   COMMUNICATIONS - 1.5%
   Century Communications Corp. 9.750% 02/15/02......        1,850         1,822
   PDVSA Finance Ltd., Series 1999F 8.750% 02/15/04..        1,628         1,636
                                                                         -------
                                                                           3,458
   ELECTRIC, GAS & SANITARY SERVICES - 3.1%
   AMETEK, Inc. 7.200% 07/15/08 (a)..................        1,000           949
   CMS Energy Corp. 8.375% 07/01/03..................        5,000         4,919
   National Power Corp. 9.000% 07/05/02 (a)..........        1,500         1,495
                                                                         -------
                                                                           7,363
   ELECTRIC SERVICES - 5.2%
   AES Eastern Energy LP 9.670% 01/02/29.............        1,250         1,283
   Endesa-Chile Overseas Co. 8.500% 04/01/09.........        4,000         4,067
   Israel Electric Corp., Ltd. 7.750% 03/01/09.......        3,750         3,725
   Texas Utilities Electric Co. 9.750% 05/01/21......        2,000         2,104
   The AES Corp. 9.500% 06/01/09.....................        1,000         1,035
                                                                         -------
                                                                          12,214
   TELECOMMUNICATION - 4.4%
   Frontier Corp. 7.250% 05/15/04....................        5,000         4,583
   ING Inc. 8.439% 12/31/49..........................        2,750         2,796
   Rogers Cantel, Inc. 9.375% 06/01/08...............        3,000         3,105
                                                                         -------
                                                                          10,484
   TRANSPORTATION SERVICES - 0.5%
   Stagecoach Holdings PLC 8.625% 11/15/09...........        1,200         1,123
                                                                        --------

SR&F Income Portfolio Continued
--------------------------------------------------------------------------------

                                                               Par         Value
--------------------------------------------------------------------------------
WHOLESALE TRADE - 1.4%
   DURABLE GOODS - 0.4%
   Building Materials Corp. of America, Series B
     7.750% 07/15/05.................................      $ 3,000      $    840
                                                                        --------

   NONDURABLE GOODS - 1.0%
   Lilly Del Mar, Inc. 7.717% 08/01/29 (a)...........        2,250         2,319
                                                                        --------
TOTAL CORPORATE BONDS (COST OF $213,487).............                    210,102
                                                                        --------
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS - 7.1%
--------------------------------------------------------------------------------
GOVERNMENT BONDS - 4.4%
   FOREIGN GOVERNMENT BONDS - 4.4%
   Comtel Brasileira Ltd. 10.75% 09/26/04 (a)........        2,000         1,930
   Republic of Panama 7.875% 02/13/02 (a)............        2,000         1,978
   State of Qatar 9.750% 06/15/30 (a)................        2,750         2,789
   State of Qatar 9.500% 05/21/09 (a)................        2,000         2,123
   United Mexican States 9.875% 02/01/10.............        1,500         1,614
                                                                        --------
                                                                          10,434
   U.S. GOVERNMENT NOTES - 2.7%
   U.S. Treasury Notes 6.125% 08/15/29...............        5,925         6,444
                                                                        --------
TOTAL GOVERNMENT OBLIGATIONS (COST OF $16,490).......                     16,878
                                                                        --------
--------------------------------------------------------------------------------
ASSET BACKED OBLIGATIONS - 0.8%
--------------------------------------------------------------------------------
   ASSET BACKED SECURITIES - 0.8%
   Option One Mortgage Securities Corp., Series 1999-B, Class 2A
     9.66% 03/26/29 (a)..............................        1,939         1,916
                                                                        --------
TOTAL ASSET BACKED SECURITIES (COST OF $1,939).......                      1,916
                                                                        --------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
--------------------------------------------------------------------------------
   UBS Finance Corp. 6.500% 01/02/01 (b).............        1,825         1,825
                                                                        --------
TOTAL SHORT-TERM OBLIGATIONS (COST OF $1,825)........                      1,825
                                                                        --------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost of $233,741) (c)............................                    230,721
                                                                        --------
OTHER ASSETS & LIABILITIES, NET - 2.1%...............                      4,947
                                                                         -------
NET ASSETS - 100.0% .................................                   $235,668
                                                                         =======
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At December 31, 2000, the aggregate amortized value of the Portfolio's private placement securities was $65,138 which represented 27.6% of net assets.

(b)  Rate represents yield at time of purchase.

(c) At December 31, 2000, the cost of investments for federal tax and book purposes is $233,741.

See accompanying Notes to Financial Statements.

SR&F High Yield Portfolio
--------------------------------------------------------------------------------

December 31, 2000, (All amounts in thousands)
(Unaudited)

CORPORATE FIXED INCOME BONDS & NOTES - 89.7%                   Par         Value
--------------------------------------------------------------------------------
CONSTRUCTION - 1.9%
   BUILDING CONSTRUCTION - 1.9%
   Beazer Homes USA, Inc., 8.875% 4/1/08.............      $ 1,000        $  915
   D.R. Horton, Inc., 8.000% 2/1/09..................          500           450
                                                                        --------
                                                                           1,365
FINANCE, INSURANCE & REAL ESTATE - 7.8%
   DEPOSITORY INSTITUTIONS - 1.8%
   Sovereign Bancorp, Inc., 10.500% 11/15/06.........          750           728
   Ziff Davis Media, Inc., 12.000% 7/15/10...........          750           585
                                                                        --------
                                                                           1,313
   FINANCIAL SERVICES - 5.3%
   Covad Communications Group, Inc., 12.000% 2/15/10.        1,000           250
   Grupo Elektra S.A., 12.000% 4/1/08 (a)............        1,000           905
   LaBranche & Co., Inc., 12.000% 3/1/07 (a).........        1,500         1,575
   Orion Power Holdings, Inc., 12.000% 5/1/10 (a)....        1,000         1,085
                                                                        --------
                                                                           3,815
   REAL ESTATE - 0.7%
   Lennar Corp., 9.950% 5/1/10.......................          500           507
                                                                        --------

MANUFACTURING - 21.6%
   CHEMICALS & ALLIED PRODUCTS - 3.9%
   Allied Waste North America, Inc., 10.000% 8/1/09..        1,000           940
   Bio-Rad Laboratories, Inc., 11.625% 2/15/07 (a)...        1,000         1,030
   Cia Petrolifera Marlim, 13.125% 12/17/04 (a)......          800           842
                                                                        --------
                                                                           2,812

   ELECTRONIC & ELECTRICAL EQUIPMENT - 1.0%
   Flextronics International Ltd., 9.875% 7/1/10 (a).          750           735
                                                                        --------

   FOOD & KINDRED PRODUCTS - 1.4%
   Pepsi-Gemex S.A., 9.750% 3/30/04..................        1,000         1,010
                                                                        --------

   MEASURING & ANALYZING INSTRUMENTS - 2.3%
   Lifepoint Hospitals, Inc., 10.750% 5/15/09........        1,500         1,620
                                                                        --------

   MISCELLANEOUS MANUFACTURING - 4.0%
   ChipPAC International Co. Ltd., 12.750% 8/1/09....        1,000           860
   Insight Midwest, 10.500% 11/1/10..................        1,000         1,030
   U.S. Can Co., 12.375% 10/1/10.....................        1,000           990
                                                                        --------
                                                                           2,880
   PAPER PRODUCTS - 0.3%
   Indah Kiat Finance Mauritius, 10.000% 7/1/07......          500           190
                                                                        --------

   PRINTING & PUBLISHING - 2.6%
   Perry-Judd's, Inc., 10.625% 12/15/07..............        1,000           840
   World Color Press, Inc. 8.375% 11/15/08...........        1,000         1,025
                                                                        --------
                                                                           1,865
   RUBBER & PLASTIC - 1.2%
   Metromedia Fiber Network, Inc., 10.000% 12/15/09..        1,000           850
                                                                        --------

SR&F High Yield Portfolio Continued
--------------------------------------------------------------------------------


                                                               Par         Value
--------------------------------------------------------------------------------
MANUFACTURING - CONT.
   TRANSPORTATION EQUIPMENT - 4.9%
   BE Aerospace, Inc., 9.500% 11/1/08................       $  750        $  735
   BE Areospace, Inc., 8.000% 3/1/08.................        1,000           930
   Derlan Manufacturing, Inc., 10.000% 1/15/07.......          583           544
   The Fairchild Corp., 10.750% 4/15/09..............        1,000           740
   Westinghouse Air Brake Co., 9.375% 6/15/05........          600           552
                                                                         -------
                                                                           3,501
MINING & ENERGY - 3.9%
   COAL MINING - 0.0%
   AEI Resources, Inc., 11.500% 12/15/06 (a).........        1,500            30
                                                                        --------

   GOLD & SILVER MINING - 1.3%
   Callahan Nordrhein-Westfalen, 14.000% 7/15/10.....        1,000           900
                                                                        --------

   OIL & GAS EXTRACTION - 1.9%
   Key Energy Services, Inc., 14.000% 1/15/09........        1,000         1,138
   Premier Parks, Inc., 9.750% 1/15/07...............          250           249
                                                                        --------
                                                                           1,387
   OIL & GAS FIELD SERVICES - 0.7%
   Lomak Petroleum, Inc., 8.750% 1/15/07.............          500           474
                                                                        --------

RETAIL TRADE - 6.7%
   APPAREL & ACCESSORY STORES - 1.3%
   William Carter Co., Senior Sub Notes, 10.375% 12/1/06     1,000           960
                                                                        --------

   FOOD STORES - 2.4%
   Marsh Supermarkets, Inc., 8.875% 08/1/07..........        1,000           900
   Stater Brothers Holdings, Inc., 10.750% 8/15/06...        1,000           835
                                                                        --------
                                                                           1,735
   GENERAL MERCHANDISE STORES - 1.4%
   Buhrmann US, Inc., 12.250% 11/1/09................        1,000         1,000
                                                                        --------

   RESTAURANTS - 1.6%
   AFC Enterprises, Inc., 10.250% 5/15/07............        1,250         1,137
                                                                        --------

SERVICES - 21.3%
   AMUSEMENT & RECREATION - 9.2%
   Boyd Gaming Corp., 9.500% 7/15/07.................          750           668
   Horseshoe Gaming Holding Corp., 8.625% 5/15/09....        1,000           970
   Mohegan Tribal Gaming Authority, 8.750% 1/1/09....        1,000         1,003
   Park Place Entertainment Corp., 9.375% 2/15/07....        1,000         1,028
   Premier Parks, Inc., 9.250% 4/1/06................          250           238
   Premier Parks, Inc., (b) 4/1/08...................        1,750         1,206
   Speedway Motorsports, Inc., 8.500% 8/15/07........        1,500         1,478
                                                                        --------
                                                                           6,591
   BUSINESS SERVICES - 2.1%
   NationsRent, Inc., 10.375% 12/15/08...............          500           190
   Penhall Acquisition Corp., 12.000% 8/1/06.........        1,500         1,350
                                                                        --------
                                                                           1,540
   EDUCATIONAL SERVICES - 2.1%
   Hercules, Inc., 11.125% 11/15/07..................        1,500         1,515
                                                                        --------

SR&F High Yield Portfolio Continued
--------------------------------------------------------------------------------

                                                               Par         Value
--------------------------------------------------------------------------------
SERVICES - CONT.
   HEALTH SERVICES - 5.8%
   Dynacare, Inc., Senior Notes, 10.750% 1/15/06.....       $  500        $  470
   Express Scripts, Inc., 9.625% 6/15/09.............          500           518
   Healthsouth Corp., 10.750% 10/1/08................        1,000         1,045
   InSight Health Services Corp., 9.625% 6/15/08.....        1,250         1,113
   Tenet Healthcare Corp., 9.250% 9/1/10 (a).........        1,000         1,060
                                                                        --------
                                                                           4,206
   HOTELS, CAMPS & LODGING - 2.1%
   Prime Hospitality Corp., 9.750% 4/1/07............        1,490         1,497
                                                                        --------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 26.5%
   AIR TRANSPORTATION - 1.4%
   Atlas Air, Inc., 9.375% 11/15/06..................        1,000           970
                                                                        --------

   BROADCASTING - 0.6%
   Knology Inc., (b) 10/15/07........................        2,000           400
                                                                        --------

   CABLE - 0.8%
   Charter Communications Holding LLC, (b) 4/1/11....        1,000           587
                                                                        --------

   COMMUNICATIONS - 8.5%
   BTI Telecom Corp., 10.500% 9/15/07................        1,000           250
   Concentric Network Corp., 12.750% 12/15/07........        1,500         1,275
   Focal Communications CP, 11.875% 1/15/10 (a)......        1,000           680
   Intermedia Communications, Inc., (b) 3/1/09.......        1,500           750
   MGC Communications, Inc., 13.000% 4/1/10..........          845           389
   MetroNet Communications Corp., (b) 6/15/08........        1,000           810
   NEXTLINK Communications, Inc., (b) 6/1/09.........        1,000           500
   Rhythms NetConnections, Inc., 12.750% 4/15/09.....        1,000           280
   Tele1 Europe BV, 13.000% 5/15/09..................        1,000           900
   Viatel, Inc., 11.250% 4/15/08.....................        1,000           310
                                                                        --------
                                                                           6,144
   COMMUNICATIONS SERVICES - 1.1%
   Crown Castle International Corp., 10.750% 8/1/11..          750           778
                                                                        --------

   ELECTRIC SERVICES - 2.9%
   AES Corp., 9.375% 9/15/10.........................        1,000         1,030
   AES Drax Energy Ltd., 11.500% 8/30/10.............        1,000         1,050
                                                                        --------
                                                                           2,080
   TELECOMMUNICATION - 8.6%
   Carrier 1 International SA, 13.250% 2/15/09.......        1,000           730
   GT Group Telecom, (b) 2/1/10......................        1,750           595
   Global Crossing Ltd., 9.125% 11/15/06.............        1,000           958
   Level 3 Communications, Inc., (b) 12/1/08.........        1,000           540
   Level 3 Communications, Inc., 11.000% 3/15/08.....        1,000           880
   MetroNet Communications Corp.,12.000% 8/15/07.....        1,000         1,102
   Primus Telecommunications Group, Inc., 12.750% 10/15/09   1,000           280
   Telecorp PCS, Inc., 10.630% 7/15/10...............          500           505
   Versatel Telecom International BV, 11.875% 7/15/09        1,000           600
                                                                        --------
                                                                           6,190

SR&F High Yield Portfolio Continued
--------------------------------------------------------------------------------

                                                               Par         Value
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
   TRANSPORTATION SERVICES - 2.6%
   RailAmerica Transportation Corp., 12.875% 8/15/10.      $ 1,500       $ 1,350
   RailWorks Corp., 11.500% 4/15/09..................        1,500           525
                                                                        --------
                                                                           1,875
TOTAL CORPORATE FIXED INCOME BONDS &NOTES
   (cost of $78,331).................................                     64,459
                                                                        --------
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 1.0%
--------------------------------------------------------------------------------
   Mego Mortgage Home Loan Trust Series 1997-3 Certificates,
      8.010% 8/25/23.................................        1,000           729
                                                                        --------

TOTAL ASSET BACKED SECURITIES
   (cost of $500)....................................                        729
                                                                        --------
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS - 0.3%
--------------------------------------------------------------------------------
   FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
   Comtel Brasileira Ltd., 10.750% 9/26/04...........          250           241
                                                                        --------

TOTAL GOVERNMENT OBLIGATIONS
   (cost of $259)....................................                        241
                                                                        --------
--------------------------------------------------------------------------------
COMMON STOCKS - 0.3%                                        Shares         Value
--------------------------------------------------------------------------------
MANUFACTURING - 0.2%
   COMMUNICATIONS EQUIPMENT - 0.2%
   RCN Corp..........................................           23           145
                                                                        --------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
   COMMUNICATIONS - 0.1%
   Tele1 Europe Holding AB ADR.......................           18            81
   Viatel, Inc.......................................            4            15
                                                                        --------
                                                                              96
TOTAL COMMON STOCKS
   (cost of $628)....................................                        241
                                                                        --------
--------------------------------------------------------------------------------
WARRANTS - 0.9%
--------------------------------------------------------------------------------
BROADCASTING - 0.0%
   Knology Inc.......................................            2             4
                                                                        --------

COMMUNICATIONS - 0.4%
   Concentric Network Corp...........................            1           194
   MGC Communications, Inc...........................            2            75
                                                                        --------
                                                                             269
HEALTH SERVICES - 0.1%
   Allegiance Telecom, Inc...........................            2            62
                                                                        --------

MACHINERY & COMPUTER EQUIP - 0.1%
   Key Energy Services, Inc..........................            2            75
                                                                        --------

SR&F High Yield Portfolio Continued
--------------------------------------------------------------------------------

                                                            Shares         Value
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.3%
   Carrier 1 International...........................            1         $  95
   GT Group Telecom..................................            2             7
   MetroNet Communications Corp......................            1            79
                                                                         -------
                                                                             181
TRANSPORTATION SERVICES - 0.0%
   RailAmerica Transportation Corp...................            2            15
                                                                         -------

TOTAL WARRANTS
   (cost of $43).....................................                        606
                                                                         -------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 7.5%                                  Par
--------------------------------------------------------------------------------
   SAFECO Credit, 8.05% (c), 1/2/01..................      $ 2,000         2,000
   UBS Finance Corp., 6.50% (c), 1/2/01..............        3,405         3,404
                                                                         -------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $5,404)..................................                      5,404
                                                                         -------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (cost of $85,165) (d).............................                     71,680
OTHER ASSETS, LESS LIABILITIES - 0.3%................                        209
                                                                         -------
NET ASSETS - 100.0%..................................                    $71,889
                                                                         =======
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At December 31, 2000, the aggregate amortized cost of the Portfolio's private placement securities was $7,942 which represented 11.0% of net assets.
(b)Zero coupon bond.
(c)Rate represents yield at time of purchase.
(d)At December 31, 2000, the cost of investments for federal tax and book purposes is $85,165.


See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
--------------------------------------------------------------------------------

December 31, 2000 (Unaudited)
(All amounts in thousands)


                                                    SR&F
                                            INTERMEDIATE       SR&F        SR&F
                                                    BOND     INCOME  HIGH YIELD
                                               PORTFOLIO  PORTFOLIO   PORTFOLIO
                                            ------------- --------- -----------
ASSETS
Investments, at market value (cost of
   $426,819, $233,741 and $85,165
   respectively)..................             $432,111   $230,721     $71,680
Receivable for investments sold............       6,351      1,370       3,485
Interest receivable........................       8,198        617         169
Dividend receivable........................          --      4,893          --
Receivable for variation margin on futures.          62         --          --
Cash.......................................           7         --           4
Other assets...............................         815          4          --
                                              ---------  ---------    --------
   Total assets............................     447,544    237,605      75,338
                                              ---------  ---------    --------

LIABILITIES
Payable for investments purchased..........       5,489      1,824       3,403
Accrued:
   Management fee..........................         133         54          --
   Bookkeeping fee.........................          --          2           7
   Transfer agent fee......................           1          1          --
Other liabilities..........................       1,353         56          39
                                              ---------  ---------    --------
   Total liabilities.......................       6,976      1,937       3,449
                                               ---------  ---------   --------
   Net assets applicable to investors'
     beneficial interest                       $440,568   $235,668     $71,889
                                               ========   ========     =======



See accompanying Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)


                                                    SR&F
                                            INTERMEDIATE       SR&F        SR&F
                                                    BOND     INCOME  HIGH YIELD
                                               PORTFOLIO  PORTFOLIO   PORTFOLIO
                                            ------------- --------- -----------
INVESTMENT INCOME
Interest income.............................     $17,022    $ 9,835     $ 4,624
EXPENSES
Management fees.............................         743        570         196
Transfer agent fees.........................           3          3           3
Bookkeeping fees............................          17         15          13
Trustees' fees..............................           9         36           7
Custodian fees..............................           4          8           1
Audit fees..................................           8          8           8
Legal fees..................................           1          2           1
Other.......................................          11          6           4
                                                --------   --------    --------
   Total expenses...........................         796        648         233
                                                --------   --------    --------
   Net investment income....................      16,226      9,187       4,391
                                                --------   --------    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES TRANSACTIONS
Net realized gain (loss) on investments.....       1,126        365      (3,490)
Net realized loss on futures transactions...        (883)        --          --
Net change in unrealized appreciation/
   depreciation on investments and
   futures transactions.......                    12,765      4,570      (7,937)
                                                --------   --------    --------
   Net gain (loss) on investments and
     futures transactions...................      13,008      4,935     (11,427)
                                                --------   --------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................     $29,234    $14,122    $ (7,036)
                                                ========== ==========  =========


See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

(All amounts in thousands)

                                                                                         SR&F                         SR&F
                                                                                    INTERMEDIATE                    INCOME
                                                                                   BOND PORTFOLIO                  PORTFOLIO
                                                                              -------------------------    -------------------------
                                                                              (UNAUDITED)                  (UNAUDITED)
                                                                              SIX MONTHS                    SIX MONTHS
                                                                                    ENDED   YEAR ENDED           ENDED   YEAR ENDED
                                                                             DECEMBER 31,     JUNE 30,    DECEMBER 31,     JUNE 30,
                                                                                     2000         2000            2000         2000
                                                                            -------------    ---------   -------------    ---------
OPERATIONS
Net investment income...................................................         $ 16,226     $ 31,012         $ 9,187     $ 19,977
Net realized gain (loss) on investments and futures transactions........              243      (11,445)            365       (8,592)
Net change in unrealized appreciation/depreciation on investments
     and futures transactions                                                      12,765          472           4,570        1,135
                                                                                ---------    ---------       ---------    ---------
   Net increase (decrease) in net assets resulting from operations......           29,234       20,039          14,122       12,520
                                                                                ---------    ---------       ---------    ---------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...........................................................           58,615      267,691          10,808       73,665
Withdrawals.............................................................          (58,796)    (309,774)        (17,204)    (154,954)
                                                                                ---------    ---------       ---------    ---------
   Net increase (decrease) from transactions in investors'
     beneficial interest....                                                         (181)     (42,083)         (6,396)     (81,289)
                                                                                ---------    ---------       ---------    ---------
   Net increase (decrease) in net assets................................           29,053      (22,044)          7,726      (68,769)

NET ASSETS
Beginning of period.....................................................          411,515      433,559         227,942      296,711
                                                                                ---------    ---------       ---------    ---------
End of period...........................................................         $440,568     $411,515        $235,668     $227,942
                                                                                =========    =========       =========    =========


                                                                                    SR&F
                                                                                 HIGH YIELD
                                                                                  PORTFOLIO
                                                                           -----------------------
                                                                          (UNAUDITED)
                                                                           SIX MONTHS
                                                                                ENDED  YEAR ENDED
                                                                         DECEMBER 31,    JUNE 30,
                                                                                 2000        2000
                                                                        -------------   ---------
OPERATIONS
Net investment income..................................................       $ 4,391     $ 9,383
Net realized gain (loss) on investments and futures transactions.......        (3,490)     (5,197)
Net change in unrealized appreciation/depreciation on investments
     and futures transactions                                                  (7,937)     (3,682)
                                                                             --------   --------
   Net increase (decrease) in net assets resulting from operations.....        (7,036)        504
                                                                             --------    --------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions..........................................................        18,688      64,109
Withdrawals............................................................       (26,354)    (66,345)
                                                                             --------   --------
   Net increase (decrease) from transactions in investors'
     beneficial interest....                                                   (7,666)     (2,236)
                                                                             --------    --------
   Net increase (decrease) in net assets...............................       (14,702)     (1,732)

NET ASSETS
Beginning of period....................................................        86,591      88,323
                                                                             --------    --------
End of period..........................................................       $71,889     $86,591
                                                                             ========    ========



See accompanying Notes to Financial Statements.

spread, pp 30-31

Statements of Assets and Liabilities
--------------------------------------------------------------------------------

December 31, 2000 (Unaudited)
(All amounts in thousands, except per-share data)


                                                                                      STEIN ROE
                                                                                   INTERMEDIATE       STEIN ROE       STEIN ROE
                                                                                           BOND          INCOME      HIGH YIELD
                                                                                           FUND            FUND            FUND
                                                                                    -----------     -----------     -----------
ASSETS
Investment in Portfolio, at value...........................................           $440,563        $235,581         $19,473
Receivable for fund shares sold.............................................             11,519             320              24
Cash........................................................................                 --             457              --
Expense reimbursement due from Advisor......................................                  2               1              17
Other assets................................................................                 91               5               7
                                                                                      ---------       ---------        --------
   Total assets.............................................................            452,175         236,364          19,521
                                                                                      ---------       ---------        --------

LIABILITIES
Payable for fund shares repurchased.........................................                 --              --               9
Dividends payable...........................................................                 51              16              29
Payable to bank.............................................................                384              --              82
Accrued:
   Administration fee.......................................................                 55              28              12
   Bookkeeping fee..........................................................                  2               3              10
   Transfer agent fee.......................................................                 29              26               6
Other liabilities...........................................................                 75              56              --
                                                                                      ---------       ---------        --------
   Total liabilities........................................................                596             129             148
                                                                                      ---------       ---------        --------
   Net Assets...............................................................           $451,579        $236,235         $19,373
                                                                                      =========       =========        ========

ANALYSIS OF NET ASSETS
Paid-in capital.............................................................           $467,665        $259,058         $27,602
Undistributed  net investment income........................................                490             116              69
Accumulated net realized loss on investments and futures transactions.......            (19,327)        (19,079)         (3,921)
Net unrealized appreciation (depreciation) on investments and futures
   transactions                                                                           2,751          (3,860)         (4,377)
                                                                                      ---------       ---------        --------
   Net Assets...............................................................           $451,579        $236,235         $19,373
                                                                                      =========       =========        ========
Net assets  - Class A.......................................................              $   1           $   1           $  13
                                                                                      =========       =========        ========
Shares outstanding (unlimited number authorized) - Class A..................                  0(a)            0(a)            2
                                                                                      =========       =========        ========
Net asset value and redemption price per share - Class A....................             $ 8.68          $ 9.36          $ 7.79
                                                                                      =========       =========        ========
Maximum offering price per share - Class A (b)..............................             $ 9.21          $ 9.93          $ 8.27
                                                                                      =========       =========        ========
Net assets  - Class S.......................................................           $451,578        $236,234         $19,360
                                                                                      =========       =========        ========
Shares outstanding (unlimited number authorized) - Class S..................             52,051          25,257           2,481
                                                                                      =========       =========        ========
Net asset value, redemption price and offering price per share - Class S....             $ 8.68          $ 9.35          $ 7.80
                                                                                      =========       =========        ========

(a)Amount is less than 1,000.

(b)Computation of offering price: 100/94.25 of net asset value.



See accompanying Notes to Financial Statements.

spread, pp 32-33

Statements of Operations
-------------------------------------------------------------------------------

For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)


                                                                                          STEIN ROE
                                                                                       INTERMEDIATE       STEIN ROE       STEIN ROE
                                                                                               BOND          INCOME      HIGH YIELD
                                                                                               FUND            FUND            FUND
                                                                                        -----------     -----------     -----------
INVESTMENT INCOME
Interest income allocated from Portfolio........................................            $16,981         $ 9,784         $ 1,541
                                                                                           --------        --------        --------
EXPENSES
Expenses allocated from Portfolio...............................................                800             698              75
Administrative fees.............................................................                317             159              20
Bookkeeping fees................................................................                 17              15              13
Transfer agent fees.............................................................                302             171              20
Trustees' fees..................................................................                  3               4               5
Custodian fees..................................................................                  1               1               1
Legal fees......................................................................                 --               1              --
Audit fees......................................................................                  5               5               4
Registration fees...............................................................                 16              12              12
Reports to shareholders.........................................................                 17               9              11
Other...........................................................................                 10              --               2
                                                                                           --------        --------        --------
   Total expenses...............................................................              1,488           1,075             163
Reimbursement of expenses by Investment Advisor.................................                 --              --             (33)
                                                                                           --------        --------        --------
   Net expenses.................................................................              1,488           1,075             130
                                                                                           --------        --------        --------
   Net investment income........................................................             15,493           8,709           1,411
                                                                                           --------        --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES TRANSACTIONS
ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on investments and futures transactions................                263             314          (1,243)
Net change in unrealized appreciation/depreciation on investments and futures
   transactions                                                                              12,197           3,701          (2,500)
                                                                                           --------        --------        --------
   Net gain (loss) on investments and futures transactions......................             12,460           4,015          (3,743)
                                                                                           --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................            $27,953         $12,724         $(2,332)
                                                                                         ==========      ==========       ==========










See accompanying Notes to Financial Statements.

spread, pp 34-35

Statements of Changes in Net Assets
-------------------------------------------------------------------------------

(All amounts in thousands)

                                                                                STEIN ROE INTERMEDIATE
                                                                                       BOND FUND              STEIN ROE INCOME FUND
                                                                               -----------------------      -----------------------
                                                                              (UNAUDITED)                  (UNAUDITED)
                                                                               SIX MONTHS                   SIX MONTHS
                                                                                    ENDED   YEAR ENDED           ENDED   YEAR ENDED
                                                                             DECEMBER 31,     JUNE 30,    DECEMBER 31,     JUNE 30,
                                                                                  2000(a)      2000            2000(a)      2000
                                                                             ------------    ---------    ------------    ---------
OPERATIONS
Net investment income.....................................................       $ 15,493     $ 29,554         $ 8,709     $ 19,114
Net realized gain (loss) on investments and futures transactions..........            263      (11,381)            314       (8,590)
Net change in unrealized appreciation/depreciation on investments
    and futures transactions                                                       12,197          442           3,701        1,162
                                                                                ---------    ---------       ---------    ---------
   Net increase (decrease) in net assets resulting from operations........         27,953       18,615          12,724       11,686
                                                                                ---------    ---------       ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income - Class A........................             --(b)        --              --(b)        --
Distributions from net investment income - Class S........................        (14,894)     (29,305)         (8,627)     (19,158)
                                                                                ---------    ---------       ---------    ---------
   Total distributions to shareholders....................................        (14,894)     (29,305)         (8,627)     (19,158)
                                                                                ---------    ---------       ---------    ---------

SHARE TRANSACTIONS
Subscriptions to fund shares - Class A....................................              1           --               1           --
                                                                                ---------    ---------       ---------    ---------
   Net increase from Class A share transactions...........................              1           --               1           --
                                                                                ---------    ---------       ---------    ---------

Subscriptions to fund shares - Class S....................................        129,960      404,674          24,170      100,059
Value of distributions reinvested - Class S...............................         13,920       25,111           8,152       16,333
Redemptions of fund shares - Class S......................................       (111,577)    (444,002)        (27,275)    (176,470)
                                                                                ---------    ---------       ---------    ---------
   Net increase (decrease) from Class S share transactions................         32,303      (14,217)          5,047      (60,078)
                                                                                ---------    ---------       ---------    ---------
   Net increase (decrease) from share transactions........................         32,304      (14,217)          5,048      (60,078)
                                                                                ---------    ---------       ---------    ---------
   Net increase (decrease) in net assets..................................         45,363      (24,907)          9,145      (67,550)

NET ASSETS
Beginning of period.......................................................        406,216      431,123         227,090      294,640
                                                                                ---------    ---------       ---------    ---------
End of period.............................................................       $451,579     $406,216        $236,235     $227,090
                                                                                =========    =========       =========    =========
Undistributed (overdistributed) net investment income.....................         $  490       $ (109)         $  116       $   34
                                                                                =========    =========       =========    =========

ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares - Class A....................................             --(c)        --              --(c)        --
                                                                                ---------    ---------       ---------    ---------
   Net increase in Class A shares.........................................             --(c)        --              --(c)        --
Shares outstanding at beginning of period.................................             --           --              --           --
                                                                                ---------    ---------       ---------    ---------
Shares outstanding at end of period.......................................             --(c)        --              --(c)        --
                                                                                =========    =========       =========    =========
Subscriptions to fund shares - Class S....................................         15,208       47,825           2,511       10,851
Issued in reinvestment of distributions - Class S.........................          1,631        2,968             883        1,774
Redemptions of fund shares - Class S......................................        (13,079)     (52,476)         (2,956)     (19,126)
                                                                                ---------    ---------       ---------    ---------
   Net increase (decrease) in Class S shares..............................          3,760       (1,683)            438       (6,501)
Shares outstanding at beginning of period.................................         48,291       49,974          24,819       31,320
                                                                                ---------    ---------       ---------    ---------
Shares outstanding at end of period.......................................         52,051       48,291          25,257       24,819
                                                                                =========    =========       =========    =========


                                                                                     STEIN ROE HIGH YIELD
                                                                                             FUND
                                                                                     ---------------------
                                                                                   (UNAUDITED)
                                                                                    SIX MONTHS
                                                                                         ENDED  YEAR ENDED
                                                                                  DECEMBER 31,    JUNE 30,
                                                                                          2000(a)     2000
                                                                                  ------------   ---------
OPERATIONS
Net investment income...........................................................       $ 1,411     $ 3,237
Net realized gain (loss) on investments and futures transactions................        (1,243)     (1,919)
Net change in unrealized appreciation/depreciation on investments
    and futures transactions                                                            (2,500)     (1,147)
                                                                                      --------    --------
   Net increase (decrease) in net assets resulting from operations..............        (2,332)        171
                                                                                      --------    --------

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income - Class A..............................            --(b)       --
Distributions from net investment income - Class S..............................        (1,274)     (3,294)
                                                                                      --------    --------
   Total distributions to shareholders..........................................        (1,274)     (3,294)
                                                                                      --------    --------

SHARE TRANSACTIONS
Subscriptions to fund shares - Class A..........................................            12          --
                                                                                      --------    --------
   Net increase from Class A share transactions.................................            12          --
                                                                                      --------    --------

Subscriptions to fund shares - Class S..........................................        18,913      76,680
Value of distributions reinvested - Class S.....................................         1,139       2,714
Redemptions of fund shares - Class S............................................       (32,384)    (73,738)
                                                                                      --------    --------
   Net increase (decrease) from Class S share transactions......................       (12,332)      5,656
                                                                                      --------    --------
   Net increase (decrease) from share transactions..............................       (12,320)      5,656
                                                                                      --------    --------
   Net increase (decrease) in net assets........................................       (15,926)      2,533

NET ASSETS
Beginning of period.............................................................        35,299      32,766
                                                                                      --------    --------
End of period...................................................................       $19,373     $35,299
                                                                                      ========    ========
Undistributed (overdistributed) net investment income...........................        $   69       $ (68)
                                                                                      ========    ========

ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares - Class A..........................................             2           2
                                                                                      --------    --------
   Net increase in Class A shares...............................................             2          --
Shares outstanding at beginning of period.......................................            --          --
                                                                                      --------    --------
Shares outstanding at end of period.............................................             2          --
                                                                                      ========    ========
Subscriptions to fund shares - Class S..........................................         2,144       7,931
Issued in reinvestment of distributions - Class S...............................           134         282
Redemptions of fund shares - Class S............................................        (3,695)     (7,543)
                                                                                      --------    --------
   Net increase (decrease) in Class S shares....................................        (1,417)        670
Shares outstanding at beginning of period.......................................         3,898       3,228
                                                                                      --------    --------
Shares outstanding at end of period.............................................         2,481       3,898
                                                                                      ========    ========




(a)Class A shares were initially offered on July 31, 2000.
(b)Amount is less than $1,000.
(c)Amount is less than 1,000.

See accompanying Notes to Financial Statements.

spread, pp 36-37

Notes to Financial Statements
--------------------------------------------------------------------------------
(All amounts in thousands) (Unaudited)


NOTE 1. ORGANIZATION
Stein Roe Intermediate Bond Fund, Stein Roe Income Fund and Stein Roe High Yield Fund (the "Funds") are series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Stein Roe Intermediate Bond Fund, Stein Roe Income Fund and Stein Roe High Yield Fund invest substantially all of their assets in SR&F Intermediate Bond Portfolio, SR&F Income Portfolio and SR&F High Yield Portfolio (the "Portfolios"), respectively.
   The Funds may issue an unlimited number of shares. Effective July 31, 2000, the Funds began offering Class A shares. The Funds offer two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure, please refer to each Fund's Class A prospectus for more information on Class A shares.
   The Portfolios are series of the SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. SR&F High Yield Portfolio commenced operations on November 1, 1996, in conjunction with Stein Roe High Yield Fund. SR&F Intermediate Bond Portfolio and SR&F Income Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe Intermediate Bond Fund and Stein Roe Income Fund contributed $427,315 and $432,720 in securities and other assets to SR&F Intermediate Bond Portfolio and SR&F Income Portfolio, respectively, in exchange for beneficial ownership of those Portfolios. On February 4, 1998, Stein Roe Advisor Intermediate Bond Fund and Stein Roe Advisor Income Fund each contributed cash of $100 to their respective Portfolios. The Portfolios allocate income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2000, Stein Roe Intermediate Bond Fund owned 100.0% of SR&F Intermediate Bond Portfolio; Income Fund owned 100% of SR&F Income Portfolio; and Stein Roe High Yield Fund and Stein Roe Institutional Client High Yield Fund owned 27.1% and 72.9%, respectively, of SR&F High Yield Portfolio.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Funds and the Portfolios. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
   Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. None of the Funds or Portfolios had when-issued or delayed delivery purchase commitments as of December 31, 2000.

SECURITY VALUATIONS
Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A 12b-1 service fees), and realized and unrealized gains(losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FUTURES CONTRACTS
During the six months ended December 31, 2000, SR&F Intermediate Bond Portfolio entered into U.S. Treasury security futures contracts to either hedge against expected declines in the value of their securities or as a temporary substitute for the purchase of

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolios seek to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the securities being hedged.
   Upon entering into a futures contract, the Fund/Portfolio deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund/Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund/Portfolio recognizes a realized gain or loss when the contract is closed or expires. See SR&F Intermediate Bond PortfolioInvestment Portfolio for a summary of open futures contracts at December 31, 2000. No other Portfolios entered into any futures contracts during the period.

FEDERAL INCOME TAXES
No provision is made for federal income taxes, since (a) the Funds elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all federal income tax under provisions of current federal tax law; and (b) the Portfolios are treated as partnerships for federal income tax purposes and all of their income is allocated to their owners based on methods approved by the Internal Revenue Service.
   The Funds intend to utilize provisions of the federal income tax law that allow them to carry a realized capital loss forward for up to eight years following the year of the loss and offset such losses against any future realized gains.
   At June 30, 2000, the Funds had capital loss carryforwards as follows:

                                            Year of
Fund                               Amount   Expiration
----                               ------   ----------
Stein Roe Intermediate
  Bond Fund                       $ 9,061   2003-2008
Stein Roe Income Fund              12,446   2002-2008
Stein Roe High Yield Fund           1,497   2007-2008

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------


NOTE 3. PORTFOLIO COMPOSITION
SR&F Intermediate Bond Portfolio invests primarily in marketable debt securities with an expected average life between three and ten years. SR&F Income Portfolio invests principally in medium-quality debt securities. SR&F High Yield Portfolio invests primarily in high yield, high-risk medium- and lower- quality debt securities.
   See each Portfolio's Investment Portfolio for information regarding individual securities as well as industry diversification. See each Portfolio's Fund Highlights for unaudited information regarding portfolio quality and average maturity.

--------------------------------------------------------------------------------
NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEE
The Funds and Portfolios pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager.
   The management fee for SR&F Intermediate Bond Portfolio is computed at an annual rate of 0.35% of the average daily net assets. The management fee for SR&F Income Portfolio is 0.50% of the first $100 million of average daily net assets and 0.475% thereafter. The management fee for SR&F High Yield Portfolio is 0.50% of the first $500 million of average daily net assets and 0.475% thereafter.
   The administrative fee for Stein Roe Intermediate Bond Fund is computed at an annual rate of 0.15% of average daily net assets. The administrative fee for Stein Roe Income Fund is 0.15% of the first $100 million of average daily net assets and 0.125% thereafter. The administrative fee for the Stein Roe High Yield Fund is 0.15% of the first $500 million of average daily net assets and 0.125% thereafter.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services to each Fund and Portfolio for a monthly fee equal to $25 annually plus 0.0025% annually of each Fund's and Portfolio's average daily net assets over $50 million.

EXPENSE LIMIT
The Advisor has contractually agreed to reimburse Stein Roe High Yield Fund to the extent that annual expenses exceed 1.00% of average daily net assets. This commitment expired on October 31, 2000. Effective November 1, 2000, the Advisor has voluntarily agreed to reimburse the Fund to the extent

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

that annual expenses exceed 1.00% of average daily net assets. This agreement may be modified or terminated by the Advisor at any time.

TRANSFER AGENT FEE
Transfer agent fees are paid to SteinRoe Services, Inc. (SSI) (the Transfer Agent), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Colonial Investment Service Center, Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Funds. The Transfer Agent provides shareholder services for a monthly fee equal to 0.14% annually of each Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is each Fund's principal underwriter.
   The Funds have adopted a 12b-1 plan which requires them to pay the Distributor a service fee on Class A net assets. The fee structure for the 12b-1 plan is defined in each Fund's Class A prospectus. Other Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.


--------------------------------------------------------------------------------
NOTE 5. LINE OF CREDIT
The Trust, the Liberty-Stein Roe Municipals Trust (excluding the Stein Roe High Yield Municipals Fund and Stein Roe Municipal Money Market Fund) and the SR&F Base Trust (collectively, the "Trusts"), participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trusts for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset

Notes to Financial Statements Continued
--------------------------------------------------------------------------------


size of each Fund. For the six months ended December 31, 2000, the Trusts had no borrowings under the agreement.


--------------------------------------------------------------------------------
NOTE 6. INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities or maturities, other than short-term obligations, for the six months ended December 31, 2000, were:

                                                        Purchases          Sales
                                                        ---------      ---------
SR&F Intermediate Bond Portfolio...................      $354,305       $342,467
SR&F Income Portfolio..............................        77,935         72,648
SR&F High Yield Portfolio..........................        25,179         27,789


Unrealized appreciation (depreciation) at December 31, 2000 for both financial statement and federal income tax purposes were:



                                              SR&F
                                      Intermediate          SR&F           SR&F
                                              Bond        Income     High Yield
                                         Portfolio     Portfolio      Portfolio
                                         ---------      --------      ---------
Gross unrealized appreciation........    $ 11,360        $4,351        $ 2,568
Gross unrealized depreciation........      (6,068)        (7,371)       (16,053)
                                         ---------      --------      ---------
  Net unrealized appreciation
     (depreciation)                      $ 5,292        $(3,020)       $(13,485)
                                         =========      ========      =========


Financial Highlights
--------------------------------------------------------------------------------

SR&F Intermediate Bond Portfolio

                                                                            (UNAUDITED)
                                                                            SIX MONTHS      YEAR      YEAR   PERIOD
                                                                                 ENDED     ENDED     ENDED    ENDED
                                                                          DECEMBER 31,  JUNE 30,  JUNE 30, JUNE 30,
                                                                                  2000      2000      1999   1998(a)
                                                                       ---------------  --------  -------- --------
SELECTED RATIOS
Ratio of net expenses to average net assets.....................                 0.37%(b)  0.38%     0.36%    0.39%(b)
Ratio of net investment income to average net assets............                 7.64%(b)  7.48%     6.41%    6.77%(b)
Portfolio turnover rate.........................................                   84%(c)   356%      253%      86%(c)

(a)  From commencement of operations on February 2, 1998.
(b)  Annualized.
(c)  Not annualized.


--------------------------------------------------------------------------------

SR&F Income Portfolio

                                                                             (UNAUDITED)
                                                                             SIX MONTHS      YEAR      YEAR   PERIOD
                                                                                  ENDED     ENDED     ENDED    ENDED
                                                                           DECEMBER 31,  JUNE 30,  JUNE 30,  JUNE 30,
                                                                                   2000      2000      1999     1998(a)
                                                                        ---------------  --------  -------- --------
SELECTED RATIOS
Ratio of net expenses to average net assets.....................                  0.55%(b)  0.52%     0.50%    0.51%(b)
Ratio of net investment income to average net assets............                  7.83%(b)  7.91%     7.17%    7.23%(b)
Portfolio turnover rate.........................................                    32%(c)   205%      203%      77%(c)

(a)  From commencement of operations on February 2, 1998.
(b)  Annualized.
(c)  Not annualized.


--------------------------------------------------------------------------------

SR&F High Yield Portfolio

                                                                          (UNAUDITED)
                                                                          SIX MONTHS      YEAR      YEAR      YEAR   PERIOD
                                                                               ENDED     ENDED     ENDED     ENDED    ENDED
                                                                         DECEMBER 31,  JUNE 30,  JUNE 30,  JUNE 30, JUNE 30,
                                                                                2000      2000      1999      1998   1997(a)
                                                                     ---------------  --------  --------  -------- --------
SELECTED RATIOS
Ratio of net expenses to average
   net assets...................................................             0.59%(b)    0.59%     0.57%     0.65%   0.89%(b)
Ratio of net investment income to average
   net assets...................................................            11.20%(b)   11.06%     8.27%     8.13%   8.24%(b)
Portfolio turnover rate.........................................               35%(c)     144%      296%      426%    168%(c)

(a)  From commencement of operations on November 1, 1996.
(b)  Annualized.
(c)  Not annualized.

Financial Highlights Continued
--------------------------------------------------------------------------------

Stein Roe Intermediate Bond Fund - Class A

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                 (UNAUDITED)
                                                                     PERIOD
                                                                      ENDED
                                                               DECEMBER 31,
                                                                     2000(a)
                                                            ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $ 8.46
                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income....................................           0.36
   Net realized and unrealized gain on investments
     and futures transactions     0.10
                                                                   --------
     Total from investment operations.......................           0.46
                                                                   --------
DISTRIBUTIONS
   Net investment income....................................          (0.24)
                                                                   --------
NET ASSET VALUE, END OF PERIOD..............................         $ 8.68
                                                                 ==========
Ratio of net expenses to average net assets (b).............           1.09%
Ratio of net investment income to average net
     assets (b)..........                                              8.45%
Total return (c)............................................           5.49%
Net assets, end of period (000's)...........................         $    1

(a)  From commencement of operations on July 31, 2000.
(b)  Annualized.
(c)  Not annualized.


Financial Highlights Continued
--------------------------------------------------------------------------------

Stein Roe Intermediate Bond Fund - Class S

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                        (UNAUDITED)
                                        SIX MONTHS
                                             ENDED
                                       DECEMBER 31,                      YEARS ENDED JUNE 30,
                                               2000         2000      1999      1998        1997        1996
                                       ------------     --------  --------  --------    --------    --------
NET ASSET VALUE,
   BEGINNING OF PERIOD...                  $   8.41     $   8.63  $   8.97  $   8.74    $   8.58    $   8.67
                                           --------     --------  --------  --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income.                     0.32          0.60      0.56      0.58        0.60        0.59
   Net realized and unrealized
     gain (loss) on investments
     and futures transactions                 0.25        (0.22)     (0.33)     0.23        0.17       (0.10)
                                           --------     --------  --------  --------    --------    --------
      Total from investment
       operations........                     0.57          0.38      0.23      0.81        0.77        0.49
                                           --------     --------  --------  --------    --------    --------
DISTRIBUTIONS
   Net investment income.                    (0.30)        (0.60)    (0.57)    (0.58)      (0.61)      (0.58)
                                           --------     --------  --------  --------    --------    --------
NET ASSET VALUE,
   END OF PERIOD.........                  $   8.68     $   8.41  $   8.63  $   8.97    $   8.74    $   8.58
                                           ========     ========  ========  ========    ========    ========
Ratio of net expenses to average
   net assets (a)........                     0.84%(d)     0.72%     0.72%     0.72%       0.73%       0.70%
Ratio of net investment income
   to average net assets.                     8.70%(d)     7.16%     6.31%     6.51%       6.97%(b)    6.79%(b)
Portfolio turnover.......                        --            --       --      138%(c)     210%        202%
Total return.............                     6.93%(e)     4.62%     2.60%     9.51%       9.31%(b)    5.76%(b)
Net assets, end of period (000's)         $451,578      $406,216  $431,123  $437,456    $328,784   $298,112

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 0.75% and 0.75% for the years ended June 30, 1997 and 1996, respectively.
(b)  Computed giving effect to the Advisor's expense limitation undertaking.
(c)  Prior to commencement of operations of the Portfolio.
(d)  Annualized.
(e)  Not annualized.

Financial Highlights Continued
--------------------------------------------------------------------------------

Stein Roe Income Fund - Class A

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                (UNAUDITED)
                                                                     PERIOD
                                                                      ENDED
                                                               DECEMBER 31,
                                                                       2000(a)
                                                               ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $ 9.21
                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income....................................            .28
   Net realized and unrealized gain on investments..........            .14
                                                                   --------
     Total from investment operations.......................            .42
                                                                   --------
DISTRIBUTIONS
   Net investment income....................................           (.27)
                                                                   --------
NET ASSET VALUE, END OF PERIOD..............................         $ 9.36
                                                                 ==========
Ratio of net expenses to average net assets (b).............           1.17%
Ratio of net investment income to average net assets (b)....           7.21%
Total return (c)............................................           4.62%
Net assets, end of period (000's)...........................         $    1

(a)From commencement of operations on July 31, 2000.
(b)Annualized.
(c)Not annualized.

Financial Highlights Continued
-------------------------------------------------------------------------------

Stein Roe Income Fund - Class S

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                         (UNAUDITED)
                                         SIX MONTHS
                                              ENDED
                                       DECEMBER 31,                     YEARS ENDED JUNE 30,
                                               2000         2000      1999      1998        1997        1996
                                           --------     --------  --------  --------    --------    --------
NET ASSET VALUE,
   BEGINNING OF PERIOD...                  $   9.15     $   9.41  $  10.03  $   9.88    $   9.63    $   9.79
                                           --------     --------  --------  --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income.                      0.35         0.70      0.67      0.69        0.70        0.71
   Net realized and
     unrealized gain (loss)
     on investments......                      0.19        (0.26)    (0.62)     0.15        0.25       (0.16)
                                           --------     --------  --------  --------    --------    --------
      Total from investment
       operations........                      0.54         0.44      0.05      0.84        0.95        0.55
                                           --------     --------  --------  --------    --------    --------
DISTRIBUTIONS
   Net investment income.                     (0.34)       (0.70)    (0.67)    (0.69)      (0.70)      (0.71)
                                           --------     --------  --------  --------    --------    --------
NET ASSET VALUE,
   END OF PERIOD.........                  $   9.35     $   9.15  $   9.41  $  10.03    $   9.88    $   9.63
                                           ========     ========  ========  ========    ========    ========
Ratio of net expenses to average
   net assets (a)........                     0.92%(d)     0.86%     0.84%     0.83%       0.84%       0.82%
Ratio of net investment income
   to average net assets.                     7.46%(d)     7.58%     6.91%     6.89%       7.26%(b)    7.26%(b)
Portfolio turnover.......                       --            --        --       59%(c)     138%        135%
Total return.............                     6.05%(e)     4.92%     0.52%     8.72%      10.34%(b)    5.70%(b)
Net assets, end of period (000's)         $236,234      $227,090  $294,640  $448,403    $375,272    $309,564

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 0.85% and 0.88% for the years ended June 30, 1997 and 1996, respectively.
(b)  Computed giving effect to the Advisor's expense limitation undertaking.
(c)  Prior to commencement of operations of the Portfolio.
(d)  Annualized.
(e)  Not annualized.

Financial Highlights Continued
-------------------------------------------------------------------------------

Stein Roe High Yield Fund - Class A

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                 (UNAUDITED)
                                                                     PERIOD
                                                                      ENDED
                                                               DECEMBER 31,
                                                                     2000(a)
                                                             --------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................        $ 9.05
                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income.....................................          0.35
   Net realized and unrealized gain (loss) on investments....         (1.20)
                                                                   --------
     Total from investment operations........................         (0.85)
                                                                   --------
DISTRIBUTIONS
   Net investment income.....................................         (0.41)
                                                                   --------
NET ASSET VALUE, END OF PERIOD...............................        $ 7.79
                                                                 ==========
Ratio of net expenses to average net assets (b)(d)...........          1.25%
Ratio of net investment income to average net assets (c)(d)..         10.61%
Total return (c)(e)..........................................         (9.52%)
Net assets, end of period (000's)............................        $   13

(a)From commencement of operations on July 31, 2000.
(b)If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.51% for the period ended December 31, 2000.
(c)Computed giving effect to the Advisor's expense limitation undertaking.
(d)Annualized.
(e) Not annualized.

Financial Highlights Continued
-------------------------------------------------------------------------------

Stein Roe High Yield Fund - Class S

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                    (UNAUDITED)
                                                    SIX MONTHS                                    PERIOD
                                                         ENDED                                     ENDED
                                                  DECEMBER 31,         YEARS ENDED JUNE 30,      JUNE 30,
                                                          2000         2000      1999      1998     1997(c)
                                                       ------------------------------- -------- --------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  9.05     $  10.15   $ 11.00   $ 10.54    $ 10.00
                                                       -------     --------   -------   -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income..........                        0.47         1.05      0.85      0.85       0.52
   Net realized and unrealized gain (loss)
     on investments...............                       (1.30)       (1.09)    (0.53)     0.61       0.54
                                                       -------     --------   -------   -------    -------
      Total from investment operations                   (0.83)       (0.04)     0.32      1.46       1.06
                                                       -------     --------   -------   -------    -------
DISTRIBUTIONS
   Net investment income..........                       (0.42)       (1.06)    (0.85)    (0.85)     (0.52)
   Net realized gains.............                          --           --     (0.32)    (0.15)        --
                                                       -------     --------   -------   -------    -------
      Total distributions.........                       (0.42)       (1.06)    (1.17)    (1.00)     (0.52)
                                                       -------     --------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD....                     $  7.80     $   9.05   $ 10.15   $ 11.00    $ 10.54
                                                       =======     ========   =======   =======    =======
Ratio of net expenses to average net assets (a)          1.00%(d)     1.00%     1.00%     1.00%    1.00%(d)
Ratio of net investment income to average
   net assets (b)..................                     10.86%(d)    10.67%     8.23%     7.79%    8.05%(d)
Total return (b)...................                     (9.38%)(e)   (0.48%)    3.50%    14.38%   10.88%(e)
Net assets, end of period (000's)..                    $19,360      $35,299   $32,766   $41,471  $13,482

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.25% for the six months ended December 31, 2000, 1.20%, 1.22% and 1.32% for the years ended June 30, 2000, 1999 and 1998, respectively and 2.29% for the period ended June 30, 1997.
(b) Computed giving effect to the Advisor's expense limitation undertaking.
(c) Prior to commencement of operations of the Portfolio.
(d) Annualized.
(e) Not annualized.

To Contact Us. . .
--------------------------------------------------------------------------------

By Phone 800-338-2550

You can discuss your investment questions with a Stein Roe account representative by calling us toll free. We'll be happy to answer questions about your current account, or to provide you with information about opening a Stein Roe account, including Stein Roe Traditional, Roth and Education IRAs. We're available Monday through Friday, from 8 a.m. to 8 p.m. ET, and Saturdays and Sundays from 10 a.m. to 2 p.m. ET.


Stein Roe's Funds-on-Call(R)
24-Hour Service Line
Using a touch-tone phone, call our toll-free number, day or night, for your current account balance, the latest Stein Roe Fund prices and yields and other information. In addition, if you have a Personal Identification Number (PIN), you may place orders for the following transactions 24 hours a day:
o Exchange shares between your Stein Roe accounts;
o Purchase fund shares by electronic transfer;
o Order additional account statements and money market fund checks;
o Redeem shares by check, wire or electronic transfer.


Retirement Plan Accounts
Call us for information about how we can assist you with your defined contribution plan, including 401(k) plans. You can reach us toll free at 800-322-1130. For information on Traditional, Roth and Education IRA plans, call us toll free at 800-338-2550.


By Mail or E-Mail

If you prefer to contact us by mail, please address all correspondence to: P.O. Box 8900, Boston, MA 02205-8900. To contact us by email, send correspondence directly to: comments@steinroe.com or visit us at www.steinroe.com on the Internet.


Additional Reports

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-338-2550 and additional reports will be sent to you.

Must be preceded or
accompanied by a prospectus.

page 52 is intenionally blank

Liberty-Stein Roe Funds Income Trust
-------------------------------------------------------------------------------

Trustees
Douglas A. Hacker
Executive Vice President and Chief Financial Officer of UAL, Inc.
Janet Langford Kelly
Executive Vice President - Corporate Development, General Counsel, and
  Secretary, Kellogg Company
Richard W. Lowry
Private Investor
Salvatore Macera
Private Investor
William E. Mayer
Partner, Park Avenue Equity Partners
Charles R. Nelson
Van Voorhis Professor, Department of Economics, University of Washington;
  consultant on economic and statistical matters
John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College
Joseph R. Palombo
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.;
  Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC
Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst
Thomas C. Theobald
Managing Director, William Blair Capital Partners
Anne-Lee Verville
Consultant


Officers
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President
Loren A. Hansen, Executive Vice President
Joseph Palombo, Executive Vice President
Kevin Connaughton, Controller

Agents and Advisors
Stein Roe & Farnham Incorporated
Investment Adviser
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd LLC
Legal Counsel to the Trust
Ernst & Young LLP
Independent Auditors

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Focus Fund
Midcap Growth Fund*
Capital Opportunities Fund
International Fund
Small Company Growth Fund
Asia Pacific Fund
Global Thematic Equity Fund
European Thematic Equity Fund

  * Formerly Growth Opportunities Fund

                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                                  800-338-2550
                                www.steinroe.com



                         Liberty Funds Distributor, Inc.


                                                   DIR-03/424E-0101(2/01) 01/101